UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

CrossingBridge Low Duration High Income Fund
Institutional Class | CBLDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of  October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year, the Institutional Class shares gained 6.33% while the ICE  BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 7.83%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 4.85%, the ICE BofA 0-3 Year U.S. Treasury Index gained 4.05% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year for the Institutional Class shares ranged from 0.05% in March 2025 to 1.03% in May 2025. The Institutional Class shares generated positive returns all twelve months during the fiscal year. For the Institutional  Class shares, the median monthly return for the period was 0.56% with an annualized standard deviation of 1.01%.
The total return for the fiscal year was positive. The Institutional Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 6.03%. For the Institutional Class shares, the subsidized and unsubsidized 30-day SEC yield was 5.94%. The Institutional Class shares  NAV per share increased from $9.75 on September 30, 2024 to $9.76 on September 30, 2025, while also distributing $0.59 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management.  In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment,  we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 16.5% in Short Term Securities, 10.7% in Event Driven, 22.1% in Interest Rate Sensitive, 41.5% in Core Value, 4.9% in Credit Opportunities, with the remaining 4.3% in cash and cash equivalents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CrossingBridge Low Duration High Income Fund	PAGE 1	TSR-AR-89834G604

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2018)
Institutional Class	6.33	6.11	4.80
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.82
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index	7.83	6.98	5.42
ICE BofA 0-3 Year U.S. Treasury Index	4.05	1.99	2.29
ICE BofA 1-3 Year U.S. Corporate Bond Index	4.85	2.39	2.94
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,597,328,862
Number of Holdings	165
Net Advisory Fee	$8,568,532
Portfolio Turnover	111%
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.1%
BX Trust	3.9%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
Azerion Group NV	2.5%
Consolidated Communications, Inc.	2.5%
Compass Group Diversified Holdings LLC	2.0%
Crown Castle, Inc.	2.0%
Bally’s Corp.	2.0%
HCA, Inc.	1.9%

Security Type	(%)
Corporate Bonds	58.9%
Bank Loans	12.0%
Commercial Paper	6.7%
Money Market Funds	6.1%
Asset-Backed Securities	4.9%
Mortgage-Backed Securities	4.8%
Special Purpose Acquisition Companies (SPACs)	2.6%
Preferred Stocks	2.0%
Convertible Bonds	1.6%
Cash & Other	0.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/low-duration-high-income-fund.
CrossingBridge Low Duration High Income Fund	PAGE 2	TSR-AR-89834G604

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Low Duration High Income Fund	PAGE 3	TSR-AR-89834G604

CrossingBridge Low Duration High Income Fund
Retail Class | CBLVX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of  October 31, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Retail Class	$104	1.10%
*	For the period from November 1, 2024 through September 30, 2025. Had the Retail Class been operational for the entire reporting period, expenses would have been higher.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the period, the Retail Class shares gained 5.80% while the ICE  BofA 0-3 Year U.S. High Yield Excluding Financials Index gained 7.65%, the ICE BofA 1-3 Year U.S. Corporate Bond Index gained 5.31%, the ICE BofA 0-3 Year U.S. Treasury Index gained 4.37% and the Bloomberg U.S. Aggregate Bond Index gained 5.50%.
Monthly investment results for the fiscal period for the Retail Class shares ranged from 0.02% in March 2025 to 1.01% in May 2025. The Retail Class shares generated positive returns for all months during the fiscal period. For  the Retail Class shares, the median monthly return for the period was 0.54% with an annualized standard deviation of 1.02%.
The total return for the fiscal period was positive. The Retail Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a dividend yield of 5.12% for the period. The subsidized and unsubsidized 30-day SEC yield was 5.69%. The Retail Class shares  NAV per share increased from $9.73 on October 31, 2024 to $9.78 on September 30, 2025, while also distributing $0.50 per share in income during the fiscal period.
The primary contributors to performance during the fiscal period were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal period (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 16.5% in Short Term Securities, 10.7% in Event Driven, 22.1% in Interest Rate Sensitive, 41.5% in Core Value, 4.9% in Credit Opportunities, with the remaining 4.3% in cash and cash equivalents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CrossingBridge Low Duration High Income Fund	PAGE 1	TSR-AR-89834G703

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2024)
Retail Class	5.80
Bloomberg U.S. Aggregate Bond Index	5.50
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index	7.65
ICE BofA 0-3 Year U.S. Treasury Index	4.37
ICE BofA 1-3 Year U.S. Corporate Bond Index	5.31
Visit https://www.crossingbridgefunds.com/low-duration-high-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,597,328,862
Number of Holdings	165
Net Advisory Fee	$8,568,532
Portfolio Turnover	111%
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.1%
BX Trust	3.9%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
Azerion Group NV	2.5%
Consolidated Communications, Inc.	2.5%
Compass Group Diversified Holdings LLC	2.0%
Crown Castle, Inc.	2.0%
Bally’s Corp.	2.0%
HCA, Inc.	1.9%

Security Type	(%)
Corporate Bonds	58.9%
Bank Loans	12.0%
Commercial Paper	6.7%
Money Market Funds	6.1%
Asset-Backed Securities	4.9%
Mortgage-Backed Securities	4.8%
Special Purpose Acquisition Companies (SPACs)	2.6%
Preferred Stocks	2.0%
Convertible Bonds	1.6%
Cash & Other	0.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/low-duration-high-income-fund.
CrossingBridge Low Duration High Income Fund	PAGE 2	TSR-AR-89834G703

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Low Duration High Income Fund	PAGE 3	TSR-AR-89834G703

CrossingBridge Responsible Credit Fund
Institutional Class | CBRDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of  October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund that occurred during the period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 6.41% while the ICE  BofA U.S. High Yield Total Return Index gained 7.23%, the ICE BofA U.S. Corporate Bond Index gained 3.92%, the ICE  BofA 3-7 Year U.S. Treasury Index gained 3.48% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year ranged from -0.83% in March 2025 to 1.29% in May 2025. The Fund generated positive returns for ten out of the twelve months during the fiscal year. The median monthly return for the fiscal year was 0.62% with an annualized standard deviation of 2.46%.
The total return for the period was positive. The Fund had positive contributions from interest income and had realized and unrealized losses during the period. 100% of the income was distributed for a 1-year dividend yield of 7.97%. The Fund’s subsidized 30-day SEC yield was 7.70% and unsubsidized 30-day SEC yield was 7.35%. Although the Fund’s  NAV per share decreased from $9.33 on September 30, 2024 to $9.16 on September 30, 2025, that decrease was more than offset as the Fund distributed $0.74 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 7.4% in Short Term Securities, 4.6% in Event Driven, 42.4% in Interest Rate Sensitive, 37.0% in Core Value, 6.9% in Credit Opportunities, with the remaining 1.7% in cash and cash equivalents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CrossingBridge Responsible Credit Fund	PAGE 1	TSR-AR-89834G810

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	6.41	5.28
Bloomberg U.S. Aggregate Bond Index	2.88	-0.30
ICE BofA U.S. High Yield Total Return Index	7.23	4.08
ICE BofA U.S. Corporate Bond Index	3.92	0.20
ICE BofA 3-7 Year U.S. Treasury Index	3.48	0.33
Visit https://www.crossingbridgefunds.com/responsible-credit-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$46,903,913
Number of Holdings	75
Net Advisory Fee	$141,997
Portfolio Turnover	132%
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Consolidated Communications, Inc.	6.0%
Magnite, Inc.	6.0%
Western Digital Corp.	5.8%
Forum Energy Technologies, Inc.	5.5%
First American Treasury Obligations Fund	4.8%
Formycon AG	3.0%
GrubHub Holdings, Inc.	2.9%
The Container Store, Inc.	2.8%
Magle Chemoswed Holding AB	2.8%
Getty Images, Inc.	2.4%

Security Type	(%)
Corporate Bonds	65.9%
Bank Loans	20.1%
Money Market Funds	6.0%
Convertible Bonds	3.6%
Asset-Backed Securities	2.3%
Special Purpose Acquisition Companies (SPACs)	2.1%
Preferred Stocks	1.7%
Commercial Paper	1.3%
Common Stocks	0.4%
Cash & Other	-3.4%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
CrossingBridge Responsible Credit Fund	PAGE 2	TSR-AR-89834G810

Spencer  Rolfe was added as a Portfolio Manager in January 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/responsible-credit-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Responsible Credit Fund	PAGE 3	TSR-AR-89834G810

CrossingBridge Ultra-Short Duration Fund
Institutional Class | CBUDX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of  October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund that occurred during the period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 5.32% while the ICE  BofA 0-1 Year U.S. Corporate Bond Index gained 4.87%, the ICE  BofA 0-1 Year U.S. Treasury Index gained 4.35%, the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index gained 4.85% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year ranged from 0.22% in March 2025 to 0.61% in June 2025. The Fund generated positive returns for all twelve months during the fiscal year. The median monthly return for the fiscal year was 0.45% with an annualized standard deviation of 0.39%.
The total return for the fiscal year was positive.  The Fund had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 4.80%. The Fund’s subsidized 30-day SEC yield was 4.28% and unsubsidized 30-day SEC yield was 4.27%. The Fund’s  NAV per share increased from $9.94 on September 30, 2024 to $9.98 on September 30, 2025. The Fund distributed $0.47 per share of income and $0.01 per share of realized gains during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 37.5% in Short Term Securities, 2.1% in Event Driven, 17.5% in Interest Rate Sensitive, 38.4% in Core Value, 0.6% in Credit Opportunities, with the remaining 3.9% in cash and cash equivalents.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CrossingBridge Ultra-Short Duration Fund	PAGE 1	TSR-AR-89834G828

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Institutional Class	5.32	4.25
Bloomberg U.S. Aggregate Bond Index	2.88	-0.30
ICE BofA 0-1 Year U.S. Corporate Bond Index	4.87	3.54
ICE BofA 0-1 Year U.S. Treasury Index	4.35	3.31
ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index	4.85	3.07
Visit https://www.crossingbridgefunds.com/ultra-short-duration-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$334,150,652
Number of Holdings	94
Net Advisory Fee	$1,670,565
Portfolio Turnover	165%
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
BX Trust	6.8%
Consolidated Communications, Inc.	4.6%
First American Treasury Obligations Fund	4.3%
Golar LNG Ltd.	3.1%
Broadcom, Inc.	2.8%
Berry Global, Inc.	2.6%
American National Group, Inc.	2.5%
HCA, Inc.	2.4%
AutoNation, Inc.	2.3%
Sprint LLC	2.1%

Security Type	(%)
Corporate Bonds	56.5%
Commercial Paper	10.9%
Mortgage-Backed Securities	9.7%
Asset-Backed Securities	6.7%
Bank Loans	4.3%
Money Market Funds	4.3%
Municipal Bonds	2.6%
Preferred Stocks	2.5%
U.S. Treasury Bills	1.7%
Cash & Other	0.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
CrossingBridge Ultra-Short Duration Fund	PAGE 2	TSR-AR-89834G828

Michael De Kler was added as a Portfolio Manager in January 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/ultra-short-duration-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Ultra-Short Duration Fund	PAGE 3	TSR-AR-89834G828

CrossingBridge Pre-Merger SPAC ETF
SPC (Principal U.S. Listing Exchange: NASDAQ Stock Market, LLC)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the CrossingBridge Pre-Merger SPAC ETF (the “Fund”) for the period of  October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780. This report describes changes to the Fund that occurred during the period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CrossingBridge Pre-Merger SPAC ETF	$82	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Fund had a  NAV return of 6.23% and a market return of 6.13%. The Fund’s market return of 6.13% outperformed the ICE BofA 0-3 Year U.S. Treasury Index’s gain of 4.05% and the Bloomberg U.S. Aggregate Bond Index’s gain of 2.88% for the fiscal year. The Fund has outperformed the ICE BofA 0-3 Year U.S. Treasury Index by 2.57% per year (annualized) since inception. The Fund had realized gains and unrealized losses during the fiscal year. The total return for the period was positive. The share price increased from $21.54 on September 30, 2024 to $21.68 on September 30, 2025 and the  NAV increased from $21.54 to $21.70 for the fiscal year. The Fund also distributed $0.78 per share of income and $0.35 per share of gains during the fiscal year.
Over the last 12 months, we have seen a significant increase in the size of the SPAC market as the market had entered a period of exuberance. Given this backdrop, the primary contributors to performance during the fiscal year were security selection and trading opportunities.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including the management fee and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
CrossingBridge Pre-Merger SPAC ETF NAV	6.23	5.02
Bloomberg U.S. Aggregate Bond Index	2.88	-0.60
ICE BofA 0-3 Year U.S. Treasury Index	4.05	2.45
Visit https://www.crossingbridgefunds.com/spac-etf for more recent performance information.
CrossingBridge Pre-Merger SPAC ETF	PAGE 1	TSR-AR-89834G778

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$22,136,985
Number of Holdings	34
Net Advisory Fee	$344,057
Portfolio Turnover	203%
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Cartesian Growth Corp. II	7.7%
Mercer Park Opportunities Corp.	6.1%
Globa Terra Acquisition Corp.	4.5%
Vendome Acquisition Corp. I	4.5%
A Paradise Acquisition Corp.	4.5%
Aimei Health Technology Co. Ltd.	4.4%
Flag Ship Acquisition Corp.	4.0%
Quetta Acquisition Corp.	3.9%
Blue Water Acquisition Corp. III	3.5%
Oak Woods Acquisition Corp.	3.4%

Security Type	(%)
Special Purpose Acquisition Companies (SPACs)	79.8%
Money Market Funds	3.4%
Rights	0.1%
Warrants	0.0%*
Cash & Other	16.7%
*	Represents less than 0.05% of net assets.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/spac-etf. You can also request this information by contacting us at 1-888-898-2780.
Michael De  Kler was added as a Portfolio Manager in January 2025.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/spac-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Pre-Merger SPAC ETF	PAGE 2	TSR-AR-89834G778

Riverpark Strategic Income Fund
Institutional Class | RSIIX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 8.03% while the ICE  BofA U.S. High Yield Total Return  Index gained 7.23%, the ICE BofA U.S. Corporate Bond Index gained 3.92%, the ICE  BofA 3-7 Year U.S. Treasury Index gained 3.48% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year for the Institutional Class shares ranged from -0.52% in April 2025 to 1.36% in May 2025. The Institutional Class shares generated positive returns for ten out of the twelve months during the fiscal year. For the Institutional Class shares, the median monthly return for the fiscal year was 0.85% with an annualized standard deviation of 1.91%.
The total return for the fiscal year was positive.  The Institutional Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 7.25% for the Institutional Class shares. The subsidized 30-day SEC yield was 6.84% and unsubsidized 30-day SEC yield was 6.84%. The Institutional Class shares NAV per share increased from $8.67 on September 30, 2024 to $8.72 on September 30, 2025, while also distributing $0.63 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 5.0% in Short Term Securities, 34.0% in Buy & Hold “Money Good”, 3.2% in Priority Based (“Above the Fray”), 13.4% in “Off the Beaten Path”, 34.5% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 3.3% in Asset Backed Securities (ABS), 1.3% in Stressed, 0.4% in Distressed, 2.9% in Equity, -2.2% in Hedges, with the remaining 4.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issuers, not widely followed issuers, or less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Riverpark Strategic Income Fund	PAGE 1	TSR-AR-89834G679

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.03	7.21	5.20
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Total Return Index	7.23	5.53	6.07
ICE BofA 3-7 Year U.S. Treasury Index	3.48	-0.04	1.54
ICE BofA U.S. Corporate Bond Index	3.92	0.55	3.22
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$617,406,294
Number of Holdings	143
Net Advisory Fee	$3,729,308
Portfolio Turnover	100%
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Consolidated Communications, Inc.	4.9%
First American Treasury Obligations Fund	4.2%
Forum Energy Technologies, Inc.	3.2%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
TPC Group, Inc.	2.4%
Icahn Enterprises LP	2.4%
Getty Images, Inc.	2.2%
StubHub Holdco Sub LLC	2.1%
Mangrove Luxco III Sarl	2.0%

Security Type	(%)
Corporate Bonds	59.3%
Bank Loans	27.4%
Money Market Funds	4.9%
Common Stocks	2.8%
Preferred Stocks	1.9%
Asset-Backed Securities	1.8%
Mortgage-Backed Securities	1.5%
Convertible Bonds	1.5%
Real Estate Investment Trusts - Common	0.4%
Cash & Other	-1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
Riverpark Strategic Income Fund	PAGE 2	TSR-AR-89834G679

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 3	TSR-AR-89834G679

Riverpark Strategic Income Fund
Retail Class | RSIVX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of  October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$129	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Retail Class shares gained 7.76% while the ICE  BofA U.S. High Yield Total Return Index gained 7.23%, the ICE  BofA U.S. Corporate Bond Index gained 3.92%, the ICE  BofA 3-7 Year U.S. Treasury Index gained 3.48% and the Bloomberg U.S. Aggregate Bond Index gained 2.88%.
Monthly investment results for the fiscal year for the Retail Class shares ranged from -0.54% in April 2025 to 1.34% in May 2025. The Retail Class shares generated positive returns for ten out of the twelve months during the fiscal year. For the Retail Class shares, the median monthly return for the fiscal year was 0.83% with an annualized standard deviation of 1.91%.
The total return for the fiscal year was positive.  The Retail Class shares had positive contributions from interest income and had realized losses and unrealized gains during the fiscal year. 100% of the income was distributed for a 1-year dividend yield of 6.97% for Retail Class shares. The subsidized 30-day SEC yield was 6.59% and unsubsidized 30-day SEC yield was 6.59%. The Retail Class shares NAV per share increased from $8.71 on September 30, 2024 to $8.75 on September 30, 2025, while also distributing $0.61 per share in income during the fiscal year.
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 5.0% in Short Term Securities, 34.0% in Buy & Hold “Money Good”, 3.2% in Priority Based (“Above the Fray”), 13.4% in “Off the Beaten Path”, 34.5% in Interest Rate Resets (Floating Rate Debt, Cushion Bonds), 3.3% in Asset Backed Securities (ABS), 1.3% in Stressed, 0.4% in Distressed, 2.9% in Equity, -2.2% in Hedges, with the remaining 4.1% in cash and cash equivalents.
Terms used such as “Money Good”, “Off the Beaten Path”, and “Above the Fray” are internal terms used by the Adviser to categorize certain investments.” Money Good are securities that CrossingBridge believes hold limited credit risk and provide above market yields. Off the Beaten Path are securities that may be smaller issuers, not widely followed issuers, or less liquid. Above the Fray are securities of issuers experiencing industry and/or credit stress, with restructuring a distinct longer-term possibility.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
Riverpark Strategic Income Fund	PAGE 1	TSR-AR-89834G661

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class	7.76	7.00	4.96
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA U.S. High Yield Total Return Index	7.23	5.53	6.07
ICE BofA 3-7 Year U.S. Treasury Index	3.48	-0.04	1.54
ICE BofA U.S. Corporate Bond Index	3.92	0.55	3.22
Visit https://www.crossingbridgefunds.com/riverpark-strategic-income-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$617,406,294
Number of Holdings	143
Net Advisory Fee	$3,729,308
Portfolio Turnover	100%
WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
Consolidated Communications, Inc.	4.9%
First American Treasury Obligations Fund	4.2%
Forum Energy Technologies, Inc.	3.2%
CMG Media Corp.	2.8%
GrubHub Holdings, Inc.	2.7%
TPC Group, Inc.	2.4%
Icahn Enterprises LP	2.4%
Getty Images, Inc.	2.2%
StubHub Holdco Sub LLC	2.1%
Mangrove Luxco III Sarl	2.0%

Security Type	(%)
Corporate Bonds	59.3%
Bank Loans	27.4%
Money Market Funds	4.9%
Common Stocks	2.8%
Preferred Stocks	1.9%
Asset-Backed Securities	1.8%
Mortgage-Backed Securities	1.5%
Convertible Bonds	1.5%
Real Estate Investment Trusts - Common	0.4%
Cash & Other	-1.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/riverpark-strategic-income-fund.
Riverpark Strategic Income Fund	PAGE 2	TSR-AR-89834G661

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Riverpark Strategic Income Fund	PAGE 3	TSR-AR-89834G661

CrossingBridge Nordic High Income Bond Fund
Institutional Class | NRDCX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the CrossingBridge Nordic High Income Bond Fund (the “Fund”) for the period of  October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.crossingbridgefunds.com/nordic-high-income-bond-fund. You can also request this information by contacting us at 1-888-898-2780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this fiscal year, the Institutional Class shares gained 7.79% while the ICE  BofA U.S. High Yield Total Return Index gained 7.23%, the ICE  BofA Global Floating Rate High Yield Index gained 6.12% and the Bloomberg Global Aggregate Index gained 2.40%.
Monthly investment results for the fiscal year ranged from -0.20% in April 2025 to 1.22% in May 2025. The Fund generated positive returns for eleven out of the twelve months during the fiscal year. The median monthly return for the fiscal year was 0.64% with an annualized standard deviation of 1.46%.
The Fund had positive contributions from interest income and had realized losses and unrealized gains during the period. 100% of the income was distributed for a 1-year dividend yield of 5.80%. The Fund’s subsidized 30-day SEC yield was 6.32% and unsubsidized 30-day SEC yield was 6.31%. The total return for the period was positive. The Fund’s NAV per share increased from $10.00 on October 1, 2024 to $10.18 on September 30, 2025. The Fund also distributed $0.57 per share in income and $0.01 per share in realized gains  during the fiscal year.
As the current fiscal year represented the first full year of the Fund’s operations (inception date September 30, 2024), we would like to provide some background on why we believe the Nordic credit market has been attractive:
• The Nordic high yield market is a platform primarily for Nordic, European, and U.S. lower middle market1 and middle market borrowers to access the public debt market
• We believe investors have been able to earn increased yield for lower credit risk as Nordic bonds generally earned higher spread2 vs. U.S.  HY/Leveraged loans with better credit quality3 relative to U.S. credits
• Unlike “cov-lite” syndicated leveraged loans in the U.S., a large majority4 of Nordic bonds feature strong covenants including financial maintenance, restrictions on debt  incurrence and restricted payments, and other creditor protections
• Increased Transparency: As public bonds are exchange listed, investors are provided daily marks, quarterly/ annual financial updates, and access to management teams
The primary contributors to performance during the fiscal year were security selection and duration management. In the face of ever-tightening credit spreads in both investment grade and high yield markets, along with a highly uncertain and volatile interest rate environment, we cautioned in multiple CrossingBridge quarterly commentaries published this past fiscal year (available on our website), it has been a tough environment to make money – and an easy one to make mistakes. With this as the backdrop, we remained committed to emphasizing downside risk-management, while being selective in bottom-up security selection rather than making a bet on the direction of rates.
CrossingBridge Nordic High Income Bond Fund	PAGE 1	TSR-AR-89834G554

As of September 30, 2025, the Fund’s net assets were weighted by category as follows: 24.5% in Short Term/Event Driven, 62.5% in Core Value, 2.9% in Credit Opportunities, with the remaining 10.1% in cash and cash equivalents.
1 Lower Middle Market defined as Borrowers with Enterprise Values below $500 million. Middle Market defined as Borrowers with Enterprise Values between $500 million and $2.5 billion.
2 Per latest available data, internal calculations of NRDCX Core Value portfolio metrics vs. US HY and Leveraged Loan index metrics from Bank of America (BofA) Global Research.
3 Credit quality defined as Debt / EBITDA
4 Source: Nordic Trustee Corporate Bond Market Report 2024
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Institutional Class (without sales charge)	7.79	7.79
Bloomberg Global Aggregate Index	2.40	2.40
ICE BofA U.S. High Yield Total Return Index	7.23	7.23
ICE BofA Global Floating Rate High Yield Total Return Index (LOC)	6.12	6.12
Visit https://www.crossingbridgefunds.com/nordic-high-income-bond-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$64,530,532
Number of Holdings	73
Net Advisory Fee	$110,272
Portfolio Turnover	76%
CrossingBridge Nordic High Income Bond Fund	PAGE 2	TSR-AR-89834G554

WHAT DID THE FUND INVEST IN? (% of net assets as of September 30, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.8%
First American Treasury Obligations Fund	5.8%
Golar LNG Ltd.	4.0%
United States Treasury Bill	3.1%
Stockwik Forvaltning AB	2.8%
CCIT Holdings AS	2.8%
Formycon AG	2.5%
Norway Government Bond	2.5%
Stolt-Nielsen Ltd.	2.5%
Eidsiva Energi AS	2.5%

Security Type	(%)
Corporate Bonds	80.1%
Money Market Funds	11.6%
U.S. Treasury Bills	3.1%
Bank Loans	2.7%
Foreign Government Debt Obligations	2.5%
Convertible Bonds	1.1%
Forwards	0.2%
Cash & Other	-1.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.crossingbridgefunds.com/nordic-high-income-bond-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-888-898-2780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
CrossingBridge Nordic High Income Bond Fund	PAGE 3	TSR-AR-89834G554

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on December 10, 2018.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$181,150	$154,050
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$21,000	$17,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CrossingBridge FUNDS
CrossingBridge Low Duration High Income Fund
Institutional Class (CBLDX)
Retail Class (CBLVX)
CrossingBridge Responsible Credit Fund
Institutional Class (CBRDX)
CrossingBridge Ultra-Short Duration Fund
Institutional Class (CBUDX)
CrossingBridge Pre-Merger SPAC ETF
(SPC)
RiverPark Strategic Income Fund
Institutional Class (RSIIX)
Retail Class (RSIVX)
Crossingbridge Nordic High Income Bond Fund
Institutional Class (NRDCX)
Annual Financial Statements and Additional Information
September 30, 2025

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2025

		Par	Value
CORPORATE BONDS - 58.9%
Accommodation and Food Services - 3.1%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030(a)		$42,905,565	$43,035,987
Papa John’s International, Inc., 3.88%, 09/15/2029(a)		6,552,000	6,279,910
			49,315,897
Administrative and Support and Waste Management and Remediation Services - 0.7%
Fair Isaac Corp., 5.25%, 05/15/2026(a)		11,350,000	11,362,235
Communications - 1.3%
Beelux Sarl, 8.76% (3 mo. EURIBOR + 6.75%), 03/14/2028(b)	EUR	11,620,761	13,202,032
Gentoo Media PLC
9.27% (3 mo. EURIBOR + 7.25%), 12/18/2026	EUR	3,510,000	4,218,783
9.37% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	28,175,000	3,073,186
			20,494,001
Consumer Discretionary - 2.8%
Aider Konsern AS, 8.40% (3 mo. NIBOR + 4.15%), 09/05/2028	NOK	26,550,000	2,741,268
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027(a)		1,120,652	1,123,437
European Entertainment Intressenter BidCo AB, 9.26% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	17,700,000	20,352,143
OP Holdco GmbH, 8.58% (3 mo. EURIBOR + 6.50%), 06/05/2029(a)	EUR	16,900,000	18,998,239
View Ledger AS, 8.83% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	9,500,000	975,633
			44,190,720
Energy - 2.0%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		17,250,000	18,130,540
Golar LNG Ltd., 7.00%, 10/20/2025(a)		13,956,806	13,970,763
			32,101,303
Finance and Insurance - 6.1%
BGC Group, Inc.
4.38%, 12/15/2025		22,100,000	22,073,544
6.15%, 04/02/2030(a)		6,707,000	6,883,495
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)		34,900,250	32,274,129

		Par	Value
General Motors Financial Co., Inc., 6.05%, 10/10/2025		$3,779,000	$3,780,402
Icahn Enterprises LP, 5.25%, 05/15/2027		19,652,000	19,319,873
Mutares SE & Co. KGaA, 10.50% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	2,000,000	2,424,088
Oaktree Strategic Credit Fund, 6.19%, 07/15/2030(a)		5,822,000	5,952,155
Prime Security Services Borrower LLC, 5.75%, 04/15/2026(a)		4,502,000	4,526,536
			97,234,222
Health Care and Social Assistance - 2.2%
Formycon AG, 8.94% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	12,188,000	13,987,402
HCA, Inc., 5.25%, 06/15/2026		4,933,000	4,943,164
Magle Chemoswed Holding AB, 8.63% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	117,500,000	12,137,656
Orexo AB, 8.57% (3 mo. STIBOR + 6.50%), 03/28/2028	SEK	47,500,000	4,803,297
			35,871,519
Holding Companies - 0.6%
Novedo Holding AB, 9.14% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	56,250,000	5,840,454
Qflow Group AB, 7.65% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	27,500,000	2,960,068
			8,800,522
Industrials - 4.2%
Booster Precision Components GmbH, 11.02% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	1,764,112	2,006,287
HMH Holding BV, 10.02%, 11/16/2026(b)		14,906,000	15,353,180
Mangrove Luxco III Sarl, 7.03% (3 mo. EURIBOR + 5.00%), 07/15/2029	EUR	20,826,000	24,690,338
Stolt-Nielsen Ltd., 7.29% (3 mo. NIBOR + 3.15%), 09/26/2028(a)	NOK	13,500,000	1,395,097
Twma Finance AS, 13.00%, 02/08/2027		3,369,000	3,507,828
Welltec International ApS, 8.25%, 10/15/2026(a)		20,641,000	20,767,653
			67,720,383

The accompanying notes are an integral part of these financial statements.

1

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Information - 8.9%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	21,879,529	$2,278,300
12.00%, 03/19/2028	SEK	77,770,274	7,981,977
Consolidated Communications, Inc.
5.00%, 10/01/2028(a)		23,925,000	24,224,062
6.50%, 10/01/2028(a)		14,875,000	15,116,719
GCI LLC, 4.75%, 10/15/2028(a)		20,442,000	19,882,372
Go North Group AB
10.05% (3 Month SOFR + 5.76%, includes 10.05% PIK), 02/09/2026(c)		8,197,527	2,290,893
15.00% (includes 15.00% PIK), 02/09/2027(c)(e)		3,643,266	0
15.00% (includes 15.00% PIK), 02/09/2027(c)(e)	SEK	16,010,879	0
15.00% (includes 15.00% PIK), 02/02/2028(c)(e)	SEK	6,326,043	0
Hawk Infinity Software AS, 10.84% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(b)	NOK	71,900,000	7,408,785
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	13,896,139	944,673
Sprint LLC, 7.63%, 03/01/2026		25,800,000	25,856,703
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)		28,285,000	28,280,274
Warnermedia Holdings, Inc., 3.76%, 03/15/2027		8,026,000	7,894,695
			142,159,453
Manufacturing - 9.1%
AbbVie, Inc., 2.95%, 11/21/2026		8,400,000	8,307,400
Berry Global, Inc., 4.88%, 07/15/2026(a)		5,163,000	5,163,296
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		17,087,000	9,312,415
Chemours Co., 4.63%, 11/15/2029(a)		2,000,000	1,808,665
Dana, Inc.
5.38%, 11/15/2027		3,867,000	3,863,969
5.63%, 06/15/2028		16,033,000	16,023,258
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		17,994,000	18,002,221
Gilead Sciences, Inc., 3.65%, 03/01/2026		8,847,000	8,833,426
Jabil, Inc., 1.70%, 04/15/2026		10,567,000	10,427,302
Microchip Technology, Inc., 5.05%, 02/15/2030		11,462,000	11,729,735
Neptune Bidco AS, 10.89% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	55,000,000	4,822,362

		Par	Value
Prosomnus Sleep Technologies, Inc., 8.00%, 12/31/2026(c)		$7,253,808	$6,368,843
Secop Group Holding GmbH, 10.38% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	2,561,000	3,063,123
Sherwin-Williams Co., 3.95%, 01/15/2026		8,847,000	8,836,883
Sonoco Products Co., 4.45%, 09/01/2026		6,466,000	6,477,358
Stanley Black & Decker, Inc., 3.40%, 03/01/2026		11,287,000	11,243,366
Trulieve Cannabis Corp., 8.00%, 10/06/2026		5,218,000	5,209,860
Western Digital Corp., 4.75%, 02/15/2026		5,228,000	5,230,985
			144,724,467
Mining, Quarrying, and Oil and Gas Extraction - 1.7%
Nabors Industries, Inc.
7.38%, 05/15/2027(a)		3,291,000	3,342,991
7.50%, 01/15/2028(a)		21,891,000	21,891,891
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(a)		2,566,000	2,583,130
			27,818,012
Other Services (except Public Administration) - 0.4%
Shutterfly Finance LLC, 9.75%, 10/01/2027(a)		5,619,000	5,670,442
Professional, Scientific, and Technical Services - 5.3%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(a)		8,397,000	8,216,070
Gen Digital, Inc., 6.75%, 09/30/2027(a)		11,720,000	11,908,047
Getty Images, Inc.
9.75%, 03/01/2027(a)		13,369,000	12,700,855
11.25%, 02/21/2030(a)		17,976,000	17,182,719
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(a)		17,644,000	17,633,470
Oracle Corp., 2.65%, 07/15/2026		13,049,000	12,899,458
VMware LLC, 1.40%, 08/15/2026		4,061,000	3,972,438
			84,513,057
Real Estate - 1.1%
Boras V-tyget 1 AB, 7.87% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	165,900,000	17,974,380

The accompanying notes are an integral part of these financial statements.

2

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Real Estate and Rental and Leasing - 0.8%
Williams Scotsman, Inc., 4.63%, 08/15/2028(a)		$12,934,000	$12,727,754
Technology - 5.1%
Azerion Group NV
8.78% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	17,561,000	21,048,459
7.53% (3 mo. EURIBOR + 5.50%), 10/02/2029	EUR	16,800,000	19,354,271
Goldcup 100865 AB, 7.64% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	6,250,000	680,473
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	23,600,000	27,569,122
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	11,312,000	13,215,848
			81,868,173
Transportation and Warehousing - 1.1%
XPO, Inc., 6.25%, 06/01/2028(a)		16,727,000	17,075,898
Utilities - 0.8%
ONEOK, Inc., 4.25%, 09/24/2027		13,261,000	13,283,269
Wholesale Trade - 1.6%
Performance Food Group, Inc., 5.50%, 10/15/2027(a)		20,955,000	20,925,793
TD Synnex Corp., 1.75%, 08/09/2026		5,186,000	5,073,190
			25,998,983
TOTAL CORPORATE BONDS (Cost $939,980,595)			940,904,690
BANK LOANS - 12.0%
Communications - 3.6%
CMG Media Corp., First Lien, 7.60% (3 mo. Term SOFR + 3.50%), 06/18/2029		46,370,748	44,425,959
Magnite, Inc., 7.16% (1 mo. Term SOFR + 3.75%), 02/06/2031		12,445,764	12,489,884
			56,915,843
Consumer Discretionary - 2.5%
Bally’s Corp., First Lien, 7.84% (3 mo. Term SOFR + 3.25%), 10/02/2028		32,462,117	31,609,986
Elevate Textiles, Inc., 12.95% (3 mo. Term SOFR + 8.65%), 09/30/2027		8,629,880	8,709,016
			40,319,002

	Par	Value
Finance and Insurance - 1.5%
Fiserv Investment T/L B, 8.20% (3 mo. Term SOFR + 4.00%), 02/18/2027	$23,972,367	$23,832,609
Manufacturing - 0.7%
K&N Parent, Inc., 12.28% (3 mo. Term SOFR + 8.00%), 02/03/2027	11,881,898	11,822,488
Materials - 0.2%
Tosca Services LLC, 9.66% (1 mo. Term SOFR + 5.50%), 11/30/2028	3,039,082	3,096,065
Real Estate and Rental and Leasing - 1.6%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028	25,349,000	25,380,686
Retail Trade - 1.3%
The Container Store First Out Loan, 10.82% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029	11,871,732	11,218,787
The Container Store, Inc. Rolled Up First Out Loan, 10.65% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029	4,518,838	3,976,578
The Container Store, Inc. Second Out Loan, 9.20% (or 4.00% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029	536,348	268,174
The Container Store, Inc. Super Senior. Loan, 10.65% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(c)	4,653,268	4,653,268
		20,116,807
Utilities - 0.6%
Solaris Energy Infrastructure, 10.00% (3 mo. Term SOFR + 6.00%), 09/11/2029	10,221,613	10,400,491
TOTAL BANK LOANS (Cost $191,006,254)		191,883,991
ASSET-BACKED SECURITIES - 4.9%
Consumer Discretionary - 0.4%
United Airlines, Inc., Series A, 4.00%, 04/11/2026	6,845,027	6,832,472
Finance and Insurance - 2.5%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	1,750,132	1,754,888

The accompanying notes are an integral part of these financial statements.

3

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Finance and Insurance - (Continued)
Coinstar Funding LLC, A2 Series 2017-1A, Class A2, 5.22%, 04/25/2047(a)	$21,066,718	$19,644,542
Lyra Music Assets Delaware LP, A2 Series 2025-1A, Class A2, 5.60%, 09/20/2065(a)	8,761,000	8,871,776
RAM LLC, A
Series 2024-1, Class A, 6.67%, 02/15/2039(a)	1,954,528	1,961,035
Series 2025-1, Class A, 5.45%, 05/15/2040(a)	7,745,853	7,788,815
		40,021,056
Rental & Leasing Services - 0.6%
Hertz Corp., Series 2025-1A, Class A, 4.91%, 09/25/2029(a)	10,076,000	10,181,070
Transportation and Warehousing - 1.4%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	21,687,550	21,493,978
TOTAL ASSET-BACKED SECURITIES (Cost $77,380,322)		78,528,576
MORTGAGE-BACKED SECURITIES - 4.8%
Finance and Insurance - 4.8%
BX Trust, A
Series 2021-SOAR, Class A, 4.94% (1 mo. Term SOFR + 0.78%), 06/15/2038(a)	1,884,986	1,884,100
Series 2024-BIO, Class A, 5.79% (1 mo. Term SOFR + 1.64%), 02/15/2041(a)	4,170,000	4,168,914
Series 2024-KING, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)	12,296,124	12,315,477
Series 2025-LUNR, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 06/15/2040(a)	17,859,884	17,919,989
BX Trust, Series 2021-VOLT, Class A, 4.96% (1 mo. Term SOFR + 0.81%), 09/15/2036(a)	12,594,766	12,558,951
BX Trust, B
Series 2021-SOAR, Class B, 5.14% (1 mo. Term SOFR + 0.98%), 06/15/2038(a)	6,080,177	6,077,501

	Par	Value
Series 2021-VOLT, Class B, 5.21% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)	$5,435,126	$5,420,008
Series 2024-KING, Class B, 5.89% (1 mo. Term SOFR + 1.74%), 05/15/2034(a)	2,674,787	2,680,238
DGWD Trust, A Series 2025-INFL, Class A, 5.75% (1 mo. Term SOFR + 1.60%), 08/15/2035(a)	8,067,000	8,095,656
DGWD Trust, B Series 2025-INFL, Class B, 5.95% (1 mo. Term SOFR + 1.80%), 08/15/2035(a)	2,180,000	2,182,789
JP Morgan Chase Commercial Mortgage Securities, A Series 2021-MHC, Class A, 5.32% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	3,494,963	3,495,398
TOTAL MORTGAGE- BACKED SECURITIES (Cost $76,552,524)		76,799,021

	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 2.6%
Alpha Partners Technology Merger Corp. Founder Shares(f)	9,341	2,195
Charlton Aria Acquisition Corp. - Class A(f)	115,000	1,193,700
Columbus Acquisition Corp.(f)	118,214	1,206,965
D Boral ARC Acquisition I Corp. - Class A(f)	200,000	1,984,000
Emmis Acquisition Corp.(f)	175,000	1,746,500
IB Acquisition Corp.(f)	90,715	961,579
Kochav Defense Acquisition Corp. - Class A(f)	275,000	2,758,250
McKinley Acquisition Corp.(f)	123,355	1,232,316
Mercer Park Opportunities Corp.(f)(g)	1,207,500	12,449,325
NMP Acquisition Corp. - Class A(f)	468,500	4,652,205
OTG Acquisition Corp. I(f)	125,000	1,258,750
Quartzsea Acquisition Corp.(f)	140,189	1,422,918
Range Capital Acquisition Corp.(f)	285,700	2,972,709
Solarius Capital Acquisition Corp.(f)	100,000	1,054,000
Spring Valley Acquisition Corp. III(f)	115,000	1,196,000

The accompanying notes are an integral part of these financial statements.

4

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2025(Continued)

		Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - (Continued)
Translational Development Acquisition Corp.(f)		250,000	$2,588,750
Vendome Acquisition Corp. I - Class A(f)		300,000	2,982,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $40,615,418)			41,662,162
PREFERRED STOCKS - 2.0%
Administrative and Support and Waste Management and Remediation Services - 0.2%
SWK Holdings Corp., 9.00%, 01/31/2027(f)		152,467	3,868,088
Finance and Insurance - 1.8%
American National Group, Inc., Series B, 9.98% to 09/01/2030 then 5 yr. CMT Rate + 6.30%, Perpetual(f)		1,110,846	28,015,536
TOTAL PREFERRED STOCKS (Cost $31,766,007)			31,883,624
		Par
CONVERTIBLE BONDS - 1.6%
Accommodation and Food Services - 0.3%
Braemar Hotels & Resorts, Inc., 4.50%, 06/01/2026		$5,034,000	4,908,150
Communications - 0.1%
Magnite, Inc., 0.25%, 03/15/2026		775,000	757,408
Finance and Insurance - 0.7%
Euronet Worldwide, Inc., 0.63%, 10/01/2030(a)		12,394,000	11,836,270
Information - 0.3%
Go North Group AB, 0.00%, 12/31/2050(c)(d)(e)	SEK	39,553,628	0
Leafly Holdings, Inc., 8.00%, 11/01/2025(c)		6,092,000	5,178,200
			5,178,200
Manufacturing - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028		3,423,000	2,976,357
TOTAL CONVERTIBLE BONDS (Cost $26,728,143)			25,656,385

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.3%
Real Estate and Rental and Leasing - 0.3%
Gladstone Land Corp., Series D, 5.00%, 01/31/2026	186,390	$4,639,247
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $4,387,347)		4,639,247
	Par
MUNICIPAL BONDS - 0.3%
New York - 0.1%
New York State Dormitory Authority, 5.70%, 05/01/2035 (Obligor: Pace University)(h)	$2,005,000	2,005,000
Pennsylvania - 0.2%
Pennsylvania Economic Development Financing Authority, 4.00%, 06/01/2041 (Obligor: Waste Management, Inc.)(h)(i)	2,500,000	2,500,722
TOTAL MUNICIPAL BONDS (Cost $4,505,000)		4,505,722

	Shares
COMMON STOCKS - 0.1%
Manufacturing - 0.1%
Cannabist Co. Holdings, Inc.(c)(f)	4,027,595	0
Cannabist Co. Holdings, Inc.(c)(f)	4,027,595	0
Prosomnus Equity(c)(f)(m)	996,799	996,799
		996,799
Retail Trade - 0.0%(j)
The Container Store, Inc.(f)	252,306	63,077
TOTAL COMMON STOCKS (Cost $938,768)		1,059,876
RIGHTS - 0.0%(j)
Finance and Insurance - 0.0%(j)
NMP Acquisition Corp., Expires 06/27/2030, Exercise Price $10.00(f)	150,000	31,500
TOTAL RIGHTS (Cost $28,232)		31,500

The accompanying notes are an integral part of these financial statements.

5

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Contracts	Value
WARRANTS - 0.0%(j)
Information - 0.0%(j)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00(f)	36,943	$249
TOTAL WARRANTS (Cost $0)		249
	Par
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 6.7%
Energy - 0.8%
Canadian Natural Resources Ltd., 4.47%, 10/08/2025(a)(k)	$12,612,000	12,599,581
Finance and Insurance - 2.0%
Crown Castle, Inc., 4.77%, 10/07/2025(a)(k)	31,885,000	31,856,419
Health Care and Social Assistance - 1.6%
HCA, Inc., 4.61%, 10/14/2025(a)(k)	25,739,000	25,693,007
Materials - 2.3%
FMC Corp., 4.89%, 10/20/2025(a)(k)	17,303,000	17,255,721
International Flavors & Fragrances, Inc., 4.26%, 11/25/2025(a)(k)	20,000,000	19,867,218
		37,122,939
TOTAL COMMERCIAL PAPER (Cost $107,283,410)		107,271,946

	Shares
MONEY MARKET FUNDS - 6.1%
First American Government Obligations Fund - Class X, 4.05%(l)	14,827,549	14,827,549
First American Treasury Obligations Fund - Class X, 4.02%(l)	81,938,479	81,938,479
TOTAL MONEY MARKET FUNDS (Cost $96,766,028)		96,766,028

	Par	Value
U.S. TREASURY BILLS - 0.3%
4.17%, 10/02/2025(k)	$5,260,000	$5,259,414
TOTAL U.S. TREASURY BILLS (Cost $5,259,416)		5,259,414
TOTAL INVESTMENTS - 100.6% (Cost $1,603,197,464)		$1,606,852,431
Liabilities in Excess of Other Assets - (0.6)%		(9,523,569)
TOTAL NET ASSETS - 100.0%		$1,597,328,862

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD – United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $679,638,080 or 42.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of CrossingBridge Advisors, LLC, the Fund’s investment adviser (the “Adviser”), acting as Valuation Designee. These securities represented $19,488,003 or 1.2% of net assets as of September 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security is currently in default.
(f)	Non-income producing security.
(g)	Affiliated security as defined by the Investment Company Act of 1940. See Note 11 for additional details.
The accompanying notes are an integral part of these financial statements.

6

CrossingBridge Low Duration High Income Fund
Schedule of Investments
September 30, 2025(Continued)
(h)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(i)	Security subject to the Alternative Minimum Tax (“AMT”). As of September 30, 2025, the total value of securities subject to the AMT was $2,500,722 or 0.2% of net assets.
(j)	Represents less than 0.05% of net assets.
(k)	The rate shown is the annualized yield as of September 30, 2025.
(l)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(m)	Privately held.
The accompanying notes are an integral part of these financial statements.

7

CrossingBridge Low Duration High Income Fund
Schedule of Forward Currency Contracts
September 30, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	11/14/2025	USD	158,277,085	EUR	134,784,000	$(400,601)
U.S. Bancorp Investments, Inc.	11/14/2025	USD	16,640,823	NOK	165,055,000	97,857
U.S. Bancorp Investments, Inc.	11/14/2025	USD	59,368,780	SEK	553,000,000	455,750
Net Unrealized Appreciation (Depreciation)						$153,006

EUR - Euro
OK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

8

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

		Par	Value
CORPORATE BONDS - 65.9%
Accommodation and Food Services - 2.9%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030(a)		$1,344,275	$1,348,361
Communications - 0.3%
Inteno Group AB, 9.58% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	200,000	145,583
Consumer Discretionary - 3.7%
BOS GmbH & Co. KG, 11.00% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	700,000	820,851
Felleskjopet Agri SA, 5.99% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	9,000,000	904,656
			1,725,507
Consumer Staples - 4.0%
Keyto Group AB, 7.37% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	7,500,000	805,681
Nexus Newco BV, 8.45% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	900,000	1,061,931
			1,867,612
Energy - 6.4%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		2,450,000	2,575,062
Golar LNG Ltd., 7.50%, 10/02/2030(a)		454,000	448,879
			3,023,941
Finance and Insurance - 2.3%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)		770,000	793,275
StoneX Group, Inc., 7.88%, 03/01/2031(a)		257,000	270,289
			1,063,564
Health Care and Social Assistance - 7.9%
Formycon AG, 8.94% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,213,000	1,392,084
HCA, Inc., 5.88%, 02/15/2026		900,000	901,186
Magle Chemoswed Holding AB, 8.63% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	12,500,000	1,291,240
Orexo AB, 8.57% (3 mo. STIBOR + 6.50%), 03/28/2028	SEK	1,250,000	126,402
			3,710,912

		Par	Value
Holding Companies - 7.7%
JDC Group AG, 6.52% (3 mo. EURIBOR + 4.50%), 08/28/2029(a)	EUR	674,000	809,116
Nordwest Industrie Group GmbH, 8.74% (3 mo. EURIBOR + 6.75%), 11/06/2028(a)	EUR	880,000	671,559
Novedo Holding AB, 9.14% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	10,000,000	1,038,303
Stockwik Forvaltning AB, 9.30% (3 mo. STIBOR + 7.25%), 06/26/2029(a)	SEK	10,000,000	1,094,069
			3,613,047
Industrials - 2.7%
Mangrove Luxco III Sarl, 7.03% (3 mo. EURIBOR + 5.00%), 07/15/2029(a)	EUR	907,000	1,075,297
SLR Group GmbH, 8.94% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	163,000	186,586
			1,261,883
Information - 12.8%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	6,292,000	655,182
12.00%, 03/19/2028	SEK	3,364,000	345,265
Calligo UK Ltd., 8.98% (or 7.00% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028(b)	EUR	107,174	26,634
Consolidated Communications, Inc.
5.00%, 10/01/2028(a)		187,000	189,337
6.50%, 10/01/2028(a)		2,584,000	2,625,990
GCI LLC, 4.75%, 10/15/2028(a)		1,000,000	972,624
Go North Group AB
10.05% (3 Month SOFR + 5.76%, includes 10.05% PIK), 02/09/2026(c)		354,891	99,178
15.00% (includes 15.00% PIK), 02/09/2027(b)(c)		224,589	0
15.00% (includes 15.00% PIK), 02/02/2028(b)(c)	SEK	274,039	0
Hawk Infinity Software AS, 10.84% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(e)	NOK	2,500,000	257,607
Ziff Davis, Inc., 4.63%, 10/15/2030(a)		892,000	841,616
			6,013,433

The accompanying notes are an integral part of these financial statements.

9

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Manufacturing - 6.2%
Secop Group Holding GmbH, 10.38% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	150,000	179,410
Western Digital Corp., 4.75%, 02/15/2026		2,738,000	2,739,563
			2,918,973
Professional, Scientific, and Technical Services - 2.4%
Getty Images, Inc.
9.75%, 03/01/2027(a)		541,000	513,962
11.25%, 02/21/2030		657,000	628,007
			1,141,969
Real Estate and Rental and Leasing - 1.9%
Williams Scotsman, Inc., 4.63%, 08/15/2028(a)		907,000	892,537
Technology - 2.8%
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	700,000	817,728
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	414,000	483,678
			1,301,406
Transportation and Warehousing - 1.9%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)		871,000	875,988
TOTAL CORPORATE BONDS (Cost $30,942,050)			30,904,716
BANK LOANS - 20.1%
Communications - 8.1%
Magnite, Inc., 7.16% (1 mo. Term SOFR + 3.75%), 02/06/2031		2,800,244	2,810,171
StubHub Holdco Sub LLC, First Lien, 8.91% (1 mo. Term SOFR + 4.75%), 03/15/2030		1,002,000	995,737
			3,805,908
Consumer Discretionary - 1.6%
Elevate Textiles, Inc., 12.95% (3 mo. Term SOFR + 8.65%), 09/30/2027		761,460	768,443
Finance and Insurance - 1.9%
Fiserv Investment T/L B, 8.20% (3 mo. Term SOFR + 4.00%), 02/18/2027		906,230	900,947

		Par	Value
Information - 1.4%
Audacy Capital LLC, 10.28% (1 mo. Term SOFR + 6.00%), 09/30/2029		$789,941	$644,987
Materials - 1.1%
M2S Group Intermediate Holdings, Inc., First Lien, 9.06% (3 mo. Term SOFR + 4.75%), 08/22/2031		492,047	489,341
Retail Trade - 4.2%
Mountaineer Merger Corp., 12.16% (or 7.00% PIK) (1 mo. Term SOFR + 8.00%), 10/26/2028(c)		83,562	83,563
The Container Store First Out Loan, 10.82% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029		595,128	562,396
The Container Store, Inc. Rolled Up First Out Loan, 10.65% (1 mo. Term SOFR + 5.50%), 04/30/2029		676,215	595,069
The Container Store, Inc. Second Out Loan, 9.20% (or 4.00% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029		80,855	40,427
The Container Store, Inc. Super Senior. Loan, 10.65% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(c)		699,882	699,882
			1,981,337
Utilities - 1.8%
Solaris Energy Infrastructure, 10.00% (3 mo. Term SOFR + 6.00%), 09/11/2029		808,000	822,140
TOTAL BANK LOANS (Cost $9,502,712)			9,413,103
CONVERTIBLE BONDS - 3.6%
Energy - 1.3%
Golar LNG Ltd., 2.75%, 12/15/2030(a)		600,000	608,250
Finance and Insurance - 2.0%
Euronet Worldwide, Inc., 0.63%, 10/01/2030(a)		974,000	930,170
Information - 0.0%(f)
Go North Group AB, 0.00%, 12/31/2050(c)(d)	SEK	1,722,507	0

The accompanying notes are an integral part of these financial statements.

10

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Par	Value
CONVERTIBLE BOND - (Continued)
Professional, Scientific, and Technical Services - 0.3%
UpHealth, Inc., 13.24% (SOFR + 9.00%), 12/15/2025(a)(c)	$185,000	$172,975
TOTAL CONVERTIBLE BONDS (Cost $1,748,423)		1,711,395
ASSET-BACKED SECURITIES - 2.3%
Transportation and Warehousing - 2.3%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,107,261	1,097,378
TOTAL ASSET-BACKED SECURITIES (Cost $1,095,317)		1,097,378
	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 2.1%
Mercer Park Opportunities Corp.(g)	95,000	979,450
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $969,950)		979,450
PREFERRED STOCKS - 1.7%
Retail Trade - 0.3%
Preferred A Mountaineer Merger, 0.00%(c)	277,392	138,696
Preferred B Mountaineer Merger, 0.00%(c)	199,699	0
		138,696
Wholesale Trade - 1.4%
NGL Energy Partners LP, Series B, 11.45% (3 mo. Term SOFR + 7.47%), Perpetual(g)	27,846	648,533
TOTAL PREFERRED STOCKS (Cost $728,432)		787,229
COMMON STOCKS - 0.4%
Manufacturing - 0.4%
RA Parent, Inc.(c)(g)	3	192,000
Retail Trade - 0.0%(f)
Mountaineer Merger Corp.(c)(g)	477,091	0
The Container Store, Inc.(g)	23,925	5,981
		5,981
TOTAL COMMON STOCKS (Cost $177,829)		197,981

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual	7,859	$167,398
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $157,920)		167,398
	Contracts
WARRANTS - 0.0%(f)
Information - 0.0%(f)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01(g)	1,434	12,906
TOTAL WARRANTS (Cost $40,641)		12,906
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.0%
First American Government Obligations Fund - Class X, 4.05%(h)	548,045	548,045
First American Treasury Obligations Fund - Class X, 4.02%(h)	2,272,668	2,272,668
TOTAL MONEY MARKET FUNDS (Cost $2,820,713)		2,820,713
	Par
COMMERCIAL PAPER - 1.3%
Consumer Discretionary - 1.3%
Genuine Parts Co., 4.03%, 10/07/2025(a)(i)	$590,000	589,511
TOTAL COMMERCIAL PAPER (Cost $589,566)		589,511
TOTAL INVESTMENTS - 103.8% (Cost $48,773,553)		$48,681,780
Liabilities in Excess of Other Assets - (3.8)%		(1,777,867)
TOTAL NET ASSETS - 100.0%		$46,903,913

The accompanying notes are an integral part of these financial statements.

11

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $16,109,424 or 34.3% of the Fund’s net assets.

(b)	Security is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,386,294 or 3.0% of net assets as of September 30, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(i)	The rate shown is the annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
September 30, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	11/14/2025	SEK	1,060,000	USD	112,913	$13
U.S. Bancorp Investments, Inc.	11/14/2025	USD	6,918,041	EUR	5,890,000	(16,103)
U.S. Bancorp Investments, Inc.	11/14/2025	USD	1,124,142	NOK	11,150,000	6,611
U.S. Bancorp Investments, Inc.	11/14/2025	USD	5,570,252	SEK	51,885,000	42,760
Net Unrealized Appreciation (Depreciation)						$33,281

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

13

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

		Par	Value
CORPORATE BONDS - 56.5%
Accommodation and Food Services - 1.0%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030(a)		$3,393,145	$3,403,459
Consumer Discretionary - 0.6%
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027		1,843,885	1,897,014
Consumer Staples - 1.2%
Salmar ASA, 5.48% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	40,000,000	4,033,434
Energy - 3.1%
Golar LNG Ltd., 7.00%, 10/20/2025(a)		10,379,447	10,389,826
Finance and Insurance - 8.7%
American Express Co., 5.14% (SOFR + 0.81%), 07/20/2029		2,000,000	2,004,564
BGC Group, Inc., 4.38%, 12/15/2025		5,718,000	5,711,155
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025		3,328,000	3,322,027
General Motors Financial Co., Inc., 6.05%, 10/10/2025		6,571,000	6,573,437
Hanover Insurance Group, Inc., 7.63%, 10/15/2025		3,000,000	3,003,293
Icahn Enterprises LP, 6.25%, 05/15/2026		3,245,000	3,243,687
National Securities Clearing Corp., 4.35%, 05/20/2027(a)		3,000,000	3,023,136
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025		2,094,000	2,099,286
			28,980,585
Health Care and Social Assistance - 2.4%
HCA, Inc.
5.88%, 02/15/2026		5,270,000	5,276,944
5.25%, 06/15/2026		2,800,000	2,805,769
			8,082,713
Holding Companies - 3.0%
Novedo Holding AB, 9.14% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	31,250,000	3,244,697
Stockwik Forvaltning AB, 9.30% (3 mo. STIBOR + 7.25%), 06/26/2029(a)	SEK	62,500,000	6,837,929
			10,082,626
Information - 9.6%
Calligo UK Ltd., 8.98% (or 7.00% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028(b)	EUR	459,501	114,190

		Par	Value
Consolidated Communications, Inc.
5.00%, 10/01/2028(a)		$8,625,000	$8,732,813
6.50%, 10/01/2028(a)		6,562,000	6,668,632
GCI LLC, 4.75%, 10/15/2028(a)		4,170,000	4,055,840
Hewlett Packard Enterprise Co., 5.22% (SOFR + 0.96%), 09/15/2028		2,000,000	2,006,618
Sprint LLC, 7.63%, 03/01/2026		6,951,000	6,966,277
T-Mobile USA, Inc., 2.25%, 02/15/2026		3,545,000	3,517,559
			32,061,929
Manufacturing - 16.2%
Berry Global, Inc., 1.57%, 01/15/2026		8,883,000	8,807,398
Broadcom, Inc., 3.15%, 11/15/2025		9,393,000	9,378,850
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		2,016,000	1,098,720
Elkem ASA, 5.84% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	25,000,000	2,530,230
Flex Ltd., 3.75%, 02/01/2026		3,500,000	3,487,253
Fortinet, Inc., 1.00%, 03/15/2026		1,999,000	1,967,228
Fortive Corp., 3.15%, 06/15/2026		4,000,000	3,968,898
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		4,021,000	4,022,837
Graphic Packaging International LLC, 1.51%, 04/15/2026(a)		3,000,000	2,951,594
Jabil, Inc., 1.70%, 04/15/2026		5,200,000	5,131,255
LYB International Finance III LLC, 1.25%, 10/01/2025		1,028,000	1,028,000
McCormick & Co., Inc., 0.90%, 02/15/2026		4,113,000	4,059,863
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)		2,459,000	2,420,819
Sonoco Products Co., 4.45%, 09/01/2026		1,000,000	1,001,756
Stryker Corp., 3.38%, 11/01/2025		1,000,000	998,876
Western Digital Corp., 4.75%, 02/15/2026		1,140,000	1,140,651
			53,994,228
Other Services (except Public Administration) - 0.5%
Shutterfly Finance LLC, 9.75%, 10/01/2027(a)		1,560,000	1,574,282
Professional, Scientific, and Technical Services - 2.6%
Getty Images, Inc., 9.75%, 03/01/2027(a)		951,000	903,472
Oracle Corp.
5.80%, 11/10/2025		2,279,000	2,282,300

The accompanying notes are an integral part of these financial statements.

14

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Professional, Scientific, and Technical Services - (Continued)
5.08% (SOFR + 0.76%), 08/03/2028		$1,000,000	$1,005,767
VMware LLC, 1.40%, 08/15/2026		4,692,000	4,589,677
			8,781,216
Real Estate and Rental and Leasing - 1.3%
Penske Truck Leasing Co. LP, 1.20%, 11/15/2025(a)		1,865,000	1,857,272
ReadyCap Holdings LLC, 9.38%, 03/01/2028(a)		2,462,000	2,455,235
			4,312,507
Retail Trade - 3.9%
AutoNation, Inc., 4.50%, 10/01/2025		7,545,000	7,545,000
CVS Health Corp., 5.00%, 02/20/2026		5,660,000	5,668,907
			13,213,907
Transportation and Warehousing - 1.3%
Plains All American Pipeline LP, 4.65%, 10/15/2025		4,383,000	4,383,034
Utilities - 1.1%
Eidsiva Energi AS, 2.40%, 10/22/2026	NOK	36,000,000	3,533,997
TOTAL CORPORATE BONDS (Cost $188,091,509)			188,724,757
MORTGAGE-BACKED SECURITIES - 9.7%
Finance and Insurance - 9.7%
ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.59% (1 mo. Term SOFR + 1.44%), 10/15/2034(a)		5,130,000	5,139,883
BX Trust, A
Series 2021-SOAR, Class A, 4.94% (1 mo. Term SOFR + 0.78%), 06/15/2038(a)		5,440,158	5,437,601
Series 2024-KING, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 05/15/2034(a)		5,625,936	5,634,790
Series 2025-LUNR, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 06/15/2040(a)		6,736,874	6,759,547
BX Trust, Series 2021-VOLT, Class A, 4.96% (1 mo. Term SOFR + 0.81%), 09/15/2036(a)		2,131,422	2,125,361
BX Trust, B
Series 2021-SOAR, Class B, 5.14% (1 mo. Term SOFR + 0.98%), 06/15/2038(a)		1,152,033	1,151,527

	Par	Value
Series 2021-VOLT, Class B, 5.21% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)	$1,671,229	$1,666,580
DGWD Trust, A Series 2025-INFL, Class A, 5.75% (1 mo. Term SOFR + 1.60%), 08/15/2035(a)	2,481,000	2,489,813
JP Morgan Chase Commercial Mortgage Securities, A Series 2021-MHC, Class A, 5.32% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	1,881,704	1,881,937
Merit 2020, A Series 2022-MHIL, Class A, 4.96% (1 mo. Term SOFR + 0.81%), 01/15/2039(a)	175,640	175,687
TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,370,462)		32,462,726
ASSET-BACKED SECURITIES - 6.7%
Consumer Discretionary - 2.1%
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	4,235,158	4,024,313
United Airlines, Inc., Series A, 4.00%, 04/11/2026	2,959,470	2,954,042
		6,978,355
Finance and Insurance - 3.2%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039(a)	1,529,989	1,534,148
Coinstar Funding LLC, A2 Series 2017-1A, Class A2, 5.22%, 04/25/2047(a)	2,726,810	2,542,728
FNA Trust, A Series 2025-1, Class A, 5.62%, 03/15/2045(a)(c)	2,138,284	2,156,936
RAM LLC, A
Series 2024-1, Class A, 6.67%, 02/15/2039(a)	580,948	582,882
Series 2025-1, Class A, 5.45%, 05/15/2040(a)	3,976,310	3,998,365
		10,815,059
Transportation and Warehousing - 1.3%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	4,312,490	4,273,999
Wholesale Trade - 0.1%
PVOne LLC, A Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	326,739	327,016
TOTAL ASSET-BACKED SECURITIES (Cost $22,157,684)		22,394,429

The accompanying notes are an integral part of these financial statements.

15

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Par	Value
BANK LOANS - 4.3%
Consumer Discretionary - 1.8%
Bally’s Corp., First Lien, 7.84% (3 mo. Term SOFR + 3.25%), 10/02/2028		$6,097,000	$5,936,954
Information - 0.5%
Audacy Capital LLC Exit Loan, 11.28% (1 mo. Term SOFR + 7.00%), 09/30/2028		1,891,323	1,873,601
Professional, Scientific, and Technical Services - 0.7%
Getty Images, Inc., 7.94% (1 mo. EURIBOR + 6.00%), 02/12/2030	EUR	1,950,000	2,214,289
Real Estate and Rental and Leasing - 1.3%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028		4,356,000	4,361,445
TOTAL BANK LOANS (Cost $14,168,642)			14,386,289
MUNICIPAL BONDS - 2.6%
Missouri - 0.3%
City of Kansas City, MO, 4.17%, 03/01/2028(d)		1,130,000	1,130,000
New York - 0.8%
New York State Dormitory Authority, 5.70%, 05/01/2035 (Obligor: Pace University)(d)		2,810,000	2,810,000
Pennsylvania - 1.5%
Pennsylvania Economic Development Financing Authority, 4.00%, 06/01/2041 (Obligor: Waste Management, Inc.)(d)(e)		4,640,000	4,641,340
TOTAL MUNICIPAL BONDS (Cost $8,580,000)			8,581,340
		Shares
PREFERRED STOCKS - 2.5%
Finance and Insurance - 2.5%
American National Group, Inc., Series B, 9.98% to 09/01/2030 then 5 yr. CMT Rate + 6.30%, Perpetual(f)		325,000	8,196,500
TOTAL PREFERRED STOCKS (Cost $8,176,025)			8,196,500

	Par	Value
CONVERTIBLE BONDS - 0.2%
Information - 0.2%
Leafly Holdings, Inc., 8.00%, 11/01/2025(g)	$916,000	$778,600
TOTAL CONVERTIBLE BONDS (Cost $916,000)		778,600
	Contracts
WARRANTS - 0.0%(h)
Information - 0.0%(h)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00(f)	5,553	37
TOTAL WARRANTS (Cost $0)		37
	Shares
COMMON STOCKS - 0.0%(h)
Manufacturing - 0.0%(h)
Cannabist Co. Holdings, Inc.(f)(g)	475,193	0
Cannabist Co. Holdings, Inc.(f)(g)	475,193	0
TOTAL COMMON STOCKS (Cost $115,779)		0
	Par
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 10.9%
Communications - 0.9%
TELUS Corp., 4.58%, 02/19/2026(a)(i)	$3,000,000	2,945,212
Consumer Discretionary - 1.5%
Fortune Brands Innovations, Inc., 4.36%, 10/03/2025(a)(i)	5,000,000	4,998,238
Consumer Staples - 1.5%
Dollarama, Inc., 4.25%, 10/27/2025(a)(i)	5,000,000	4,982,650
Energy - 1.0%
Canadian Natural Resources Ltd., 4.47%, 10/08/2025(a)(i)	3,300,000	3,296,750
Finance and Insurance - 1.9%
Crown Castle, Inc., 4.14%, 10/07/2025(a)(i)	6,504,000	6,498,170
Materials - 2.6%
FMC Corp., 4.89%, 10/20/2025(a)(i)	5,000,000	4,986,338
International Flavors & Fragrances, Inc., 4.43%, 11/24/2025(a)(i)	3,680,000	3,655,993
		8,642,331

The accompanying notes are an integral part of these financial statements.

16

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
COMMERCIAL PAPER - (Continued)
Utilities — 1.5%
National Fuel Gas Co., 4.34%, 10/06/2025(i)	$5,000,000	$4,996,180
TOTAL COMMERCIAL PAPER (Cost $36,366,748)		36,359,531
	Shares
MONEY MARKET FUNDS - 4.3%
First American Treasury Obligations Fund - Class X, 4.02%(j)	14,224,707	14,224,707
TOTAL MONEY MARKET FUNDS (Cost $14,224,707)		14,224,707
	Par
U.S. TREASURY BILLS - 1.7%
4.20%, 01/08/2026(i)	$6,000,000	5,937,762
TOTAL U.S. TREASURY BILLS (Cost $5,932,102)		5,937,762
TOTAL INVESTMENTS - 99.4% (Cost $331,099,658)		$332,046,678
Other Assets in Excess of Liabilities - 0.6%		2,103,974
TOTAL NET ASSETS - 100.0%		$334,150,652

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $130,242,461 or 39.0% of the Fund’s net assets.

(b)	Security is currently in default.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(e)	Security subject to the Alternative Minimum Tax (“AMT”). As of September 30, 2025, the total value of securities subject to the AMT was $4,641,340 or 1.4% of net assets.
(f)	Non-income producing security.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $778,600 or 0.2% of net assets as of September 30, 2025.

(h)	Represents less than 0.05% of net assets.
(i)	The rate shown is the annualized yield as of September 30, 2025.
(j)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
September 30, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	11/14/2025	USD	2,343,207	EUR	1,995,000	$(5,454)
U.S. Bancorp Investments, Inc.	11/14/2025	USD	9,781,947	NOK	96,585,000	101,524
U.S. Bancorp Investments, Inc.	11/14/2025	USD	10,278,421	SEK	95,740,000	78,903
Net Unrealized Appreciation (Depreciation)						$174,973

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

18

CROSSINGBRIDGE PRE-MERGER SPAC ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 79.8%
A Paradise Acquisition Corp. - Class A(a)	100,000	$990,000
Aimei Health Technology Co. Ltd.(a)	86,792	982,485
Black Hawk Acquisition Corp. - Class A(a)	2,886	32,294
Blue Water Acquisition Corp. III - Class A(a)	78,041	779,239
BTC Development Corp.(a)	50,000	505,000
Cantor Equity Partners IV, Inc. - Class A(a)	50,000	509,500
Cartesian Growth Corp II - Class A(a)	140,587	1,708,132
D Boral ARC Acquisition I Corp. - Class A(a)	40,400	400,768
Emmis Acquisition Corp.(a)	75,000	748,500
Eureka Acquisition Corp.(a)	58,889	629,523
FG Merger II Corp.(a)	24,480	244,555
Flag Ship Acquisition Corp.(a)	83,000	882,290
Globa Terra Acquisition Corp. - Class A(a)	100,000	998,000
Horizon Space Acquisition I Corp.(a)	633	7,799
Integrated Wellness Acquisition Corp. - Class A(a)	53,530	660,025
Keen Vision Acquisition Corp.(a)	40,256	466,970
Lakeshore Acquisition III Corp.(a)	21,937	221,235
McKinley Acquisition Corp.(a)	75,000	749,250
Mercer Park Opportunities Corp.(a)	130,900	1,349,579
Oak Woods Acquisition Corp. - Class A(a)(d)	62,638	756,041
OTG Acquisition Corp. I(a)	25,000	251,750
Quetta Acquisition Corp.(a)	76,383	856,253
Spring Valley Acquisition Corp. III(a)	25,000	260,000
StoneBridge Acquisition II Corp.(a)	50,000	498,750
Valuence Merger Corp. I - Class A(a)	57,558	699,905
Vendome Acquisition Corp. I - Class A(a)	100,000	994,000
Voyager Acquisition Corp.(a)	46,779	490,244
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $17,389,275)		17,672,087
RIGHTS - 0.1%
Finance and Insurance - 0.1%
Future Vision II Acquisition Corp., Expires 06/29/2029, Exercise Price $10.00(a)	50,000	7,750
Mercer Park Opportunities Corp., Expires 12/31/2025, Exercise Price $10.00(a)	150,000	9,000
Total Finance and Insurance		16,750
TOTAL RIGHTS (Cost $16,908)		16,750

	Contracts	Value
WARRANTS - 0.0%(b)
Finance and Insurance - 0.0%(b)
Blue Water Acquisition Corp. III, Expires 12/31/2026, Exercise Price $11.50(a)	39,020	$5,467
TOTAL WARRANTS (Cost $4,879)		5,467
	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 3.4%
First American Treasury Obligations Fund - Class X, 4.02%(c)	755,950	755,950
TOTAL MONEY MARKET FUNDS (Cost $755,950)		755,950
TOTAL INVESTMENTS - 83.3% (Cost $18,167,012)		$18,450,254
Other Assets in Excess of Liabilities - 16.7%		3,686,731
TOTAL NET ASSETS - 100.0%		$22,136,985

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)
Fair value determined using significant inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represent $756,041 or 3.4% of net assets as of September 30, 2025.

The accompanying notes are an integral part of these financial statements.

19

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

		Par	Value
CORPORATE BONDS - 59.3%
Accommodation and Food Services - 2.7%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030(a)		$16,576,845	$16,627,235
Communications - 0.2%
Inteno Group AB, 9.58% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,019,078
Consumer Discretionary - 1.3%
European Entertainment Intressenter BidCo AB, 9.26% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	6,800,000	7,818,902
Consumer Staples - 1.0%
Greenfood AB, 9.10% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	32,500,000	3,529,832
Keyto Group AB, 7.37% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	22,500,000	2,417,042
			5,946,874
Energy - 4.3%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		18,900,000	19,864,766
Golar LNG Ltd., 7.50%, 10/02/2030(a)		5,890,000	5,823,562
Kistos Energy Norway AS, 9.75% (or 9.75% PIK), 09/17/2026(a)		6,781	6,832
SESI LLC, 7.88%, 09/30/2030(a)		708,000	708,531
			26,403,691
Finance and Insurance - 9.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)		13,249,000	12,252,059
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	1,355,000	1,576,625
Genworth Holdings, Inc.
6.50%, 06/15/2034		2,289,000	2,346,171
6.48% (3 mo. Term SOFR + 2.26%), 11/15/2036		2,531,000	2,163,967
Icahn Enterprises LP
6.25%, 05/15/2026		380,000	379,846
5.25%, 05/15/2027		11,050,000	10,863,251
10.00%, 11/15/2029(a)		3,369,000	3,397,037
Imola Merger Corp., 4.75%, 05/15/2029(a)		11,823,000	11,509,661
Mutares SE & Co. KGaA, 10.50% (3 mo. EURIBOR + 8.50%), 03/31/2027	EUR	847,000	1,026,602

		Par	Value
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)		$2,964,000	$3,053,593
StoneX Group, Inc., 7.88%, 03/01/2031(a)		10,324,000	10,857,823
			59,426,635
Holding Companies - 1.6%
JDC Group AG, 6.52% (3 mo. EURIBOR + 4.50%), 08/28/2029(a)	EUR	5,377,000	6,454,925
Stockwik Forvaltning AB, 9.30% (3 mo. STIBOR + 7.25%), 06/26/2029(a)	SEK	30,000,000	3,282,206
			9,737,131
Industrials - 3.2%
3t Global Bidco PLC, 11.25%, 05/22/2028		2,125,000	2,162,188
Bonheur ASA, 6.67% (3 mo. NIBOR + 2.35%), 10/09/2029(a)	NOK	28,500,000	2,874,931
Mangrove Luxco III Sarl, 7.03% (3 mo. EURIBOR + 5.00%), 07/15/2029(a)	EUR	10,570,000	12,531,301
SLR Group GmbH, 8.94% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	1,865,000	2,134,869
			19,703,289
Information - 8.8%
Consolidated Communications, Inc.
5.00%, 10/01/2028(a)		6,144,000	6,220,800
6.50%, 10/01/2028(a)		23,368,000	23,747,730
Go North Group AB
10.05% (3 Month SOFR + 5.76%, includes 10.05% PIK), 02/09/2026(b)		3,856,159	1,074,853
15.00% (includes 15.00% PIK), 02/09/2027(b)(d)		2,432,151	0
15.00% (includes 15.00% PIK), 02/02/2028(b)(d)	SEK	2,967,631	0
Impala BondCo PLC, 12.00% (or 12.00% PIK) (3 mo. STIBOR + 9.00%), 10/30/2027	SEK	10,444,492	710,027
Sprint LLC, 7.63%, 03/01/2026(e)		11,126,000	11,150,453
Ziff Davis, Inc., 4.63%, 10/15/2030(a)(f)		11,958,000	11,282,558
			54,186,421
Manufacturing - 5.5%
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)		4,500,000	4,235,492
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		5,068,000	2,762,060
Crocs, Inc., 4.13%, 08/15/2031(a)		12,899,000	11,835,756

The accompanying notes are an integral part of these financial statements.

20

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Manufacturing - (Continued)
Harrow, Inc., 8.63%, 09/15/2030(a)		$3,524,000	$3,667,162
Secop Group Holding GmbH, 10.38% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,725,922
Trulieve Cannabis Corp., 8.00%, 10/06/2026		5,308,000	5,299,719
Western Digital Corp., 3.10%, 02/01/2032		4,806,000	4,350,938
			33,877,049
Materials - 0.9%
Amwood AB, 8.39% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	37,500,000	3,146,775
Norske Skog ASA, 8.63% (3 mo. NIBOR + 4.50%), 06/25/2029	NOK	26,300,000	2,595,859
			5,742,634
Mining, Quarrying, and Oil and Gas Extraction - 1.5%
Nabors Industries, Inc.
7.38%, 05/15/2027(a)		1,093,000	1,110,267
7.50%, 01/15/2028(a)		8,431,000	8,431,343
			9,541,610
Other Services (except Public Administration) - 0.1%
ANGI Group LLC, 3.88%, 08/15/2028(a)		485,000	456,264
Professional, Scientific, and Technical Services - 5.6%
Charles River Laboratories International, Inc., 4.00%, 03/15/2031(a)		13,098,000	12,207,189
Getty Images, Inc.
9.75%, 03/01/2027(a)		5,504,000	5,228,926
11.25%, 02/21/2030(a)		8,769,000	8,382,024
Go Daddy Operating Co. LLC, 5.25%, 12/01/2027(a)		8,632,000	8,626,848
			34,444,987
Real Estate and Rental and Leasing - 0.3%
Forestar Group, Inc., 6.50%, 03/15/2033(a)		2,000,000	2,047,665
Retail Trade - 1.1%
AutoNation, Inc., 2.40%, 08/01/2031		1,392,000	1,217,961
Superior Plus LP, 4.50%, 03/15/2029(a)		6,045,000	5,836,756
			7,054,717

		Par	Value
Technology - 5.6%
Azerion Group NV, 8.78% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	8,919,000	$10,690,234
Hawk Infinity Software AS, 10.84% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(g)	NOK	20,700,000	2,132,988
Platform Group AG, 8.88%, 07/11/2028	EUR	9,586,000	11,338,885
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	9,100,000	10,630,467
			34,792,574
Transportation and Warehousing - 3.1%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)		10,785,000	10,846,765
XPO, Inc., 6.25%, 06/01/2028(a)		8,385,000	8,559,898
			19,406,663
Utilities - 2.9%
Hawaii Electric Light Company, 3.28%, 12/30/2040(b)		2,945,000	1,809,703
HMS Bergbau AG, 10.00%, 06/02/2030	EUR	9,546,000	11,769,022
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	41,000,000	4,083,105
			17,661,830
TOTAL CORPORATE BONDS (Cost $361,661,258)			365,895,249
BANK LOANS - 27.4%
Communications - 7.9%
Charter Communications Operating LLC, First Lien, 6.54% (1 mo. Term SOFR + 2.25%), 11/22/2031		7,672,445	7,677,969
CMG Media Corp., First Lien, 7.60% (3 mo. Term SOFR + 3.50%), 06/18/2029		17,957,599	17,204,458
Magnite, Inc., 7.16% (1 mo. Term SOFR + 3.75%), 02/06/2031		10,703,327	10,741,270
StubHub Holdco Sub LLC, First Lien, 8.91% (1 mo. Term SOFR + 4.75%), 03/15/2030		13,007,000	12,925,706
			48,549,403
Consumer Discretionary - 4.1%
Bally’s Corp., First Lien, 7.84% (3 mo. Term SOFR + 3.25%), 10/02/2028		12,571,945	12,241,932

The accompanying notes are an integral part of these financial statements.

21

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
Champ Acquisition Corp., 8.17% (3 mo. Term SOFR + 4.50%), 11/08/2031	$9,875,000	$9,976,861
Elevate Textiles, Inc., 12.95% (3 mo. Term SOFR + 8.65%), 09/30/2027	190,950	192,701
Skechers USA 6/25 (USD) T/L B, First Lien, 7.31% (3 mo. Term SOFR + 3.25%), 06/28/2032	2,695,000	2,711,291
		25,122,785
Finance and Insurance - 2.2%
Fiserv Investment T/L B, 8.20% (3 mo. Term SOFR + 4.00%), 02/18/2027	12,093,829	12,023,322
Priority Payment/Priority Technology 7/25 T/L B, 7.91% (1 mo. Term SOFR + 3.75%), 07/22/2032	1,500,000	1,506,563
		13,529,885
Health Care and Social Assistance - 1.0%
Inotiv, Inc., First Lien, 10.89% (or 0.25% PIK) (3 mo. Term SOFR + 6.75%), 09/22/2026	7,649,022	6,554,256
Industrials - 1.9%
Cleanova US Holdings LLC, 8.81% (3 mo. Term SOFR + 4.75%), 05/24/2032	9,534,000	9,534,000
Trulite Glass & Aluminum Solutions LLC, 10.29% (1 mo. Term SOFR + 6.00%), 02/15/2030	2,097,220	2,102,463
		11,636,463
Information - 1.8%
Audacy Capital LLC, 10.28% (1 mo. Term SOFR + 6.00%), 09/30/2029	10,812,520	8,828,423
Audacy Capital LLC Exit Loan, 11.28% (1 mo. Term SOFR + 7.00%), 09/30/2028	2,450,817	2,427,852
		11,256,275
Materials - 3.6%
M2S Group Intermediate Holdings, Inc., First Lien, 9.06% (3 mo. Term SOFR + 4.75%), 08/22/2031	7,065,986	7,027,123
TPC Group, Inc., 9.77% (3 mo. Term SOFR + 5.75%), 11/24/2031	15,574,965	15,046,039
		22,073,162

		Par	Value
Professional, Scientific, and Technical Services - 0.4%
CCIT Holdings AS, 10.00% (or 3.00% PIK), 02/28/2029(b)	EUR	2,269,520	$2,664,537
Retail Trade - 1.6%
Mountaineer Merger Corp., 12.16% (1 mo. Term SOFR+ 8.00%), 10/26/2028(b)		1,022,517	1,022,517
The Container Store First Out Loan, 10.82% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029		4,800,126	4,536,119
The Container Store, Inc. Rolled Up First Out Loan, 10.65% (1 mo. Term SOFR + 5.50%), 04/30/2029		2,192,394	1,929,307
The Container Store, Inc. Second Out Loan, 9.20% (or 4.00% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029		262,145	131,073
The Container Store, Inc. Super Senior. Loan, 10.65% (or 5.50% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029(b)		2,269,128	2,269,128
			9,888,144
Utilities - 1.6%
Solaris Energy Infrastructure, 10.00% (3 mo. Term SOFR + 6.00%), 09/11/2029		9,917,000	10,090,548
Wholesale Trade - 1.3%
TMC Buyer (Terra Millennium)
5.00%, 10/27/2030		666,284	667,743
9.06% (3 mo. Term SOFR + 5.00%), 10/27/2030		7,294,283	7,310,257
			7,978,000
TOTAL BANK LOANS (Cost $169,593,501)			169,343,458
		Shares
COMMON STOCKS - 2.8%
Finance and Insurance - 0.4%
Euronet Worldwide, Inc.(h)		28,196	2,475,891
Information - 1.6%
Audacy Capital Class A(h)(m)		7,239	65,151
Audacy Capital Class B(h)(m)		2,481	22,329
GCI Liberty, Inc. - Class A(h)		252,292	9,474,826
			9,562,306
Manufacturing - 0.7%
Cannabist Co. Holdings, Inc.(b)(h)		1,194,584	0

The accompanying notes are an integral part of these financial statements.

22

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Manufacturing - (Continued)
Cannabist Co. Holdings, Inc.(b)(h)	1,194,584	$0
FLEX LNG Ltd.	14,100	355,320
Prosomnus Equity(b)(h)(m)	1,385,560	1,385,560
RA Parent, Inc.(b)(h)	43	2,760,960
		4,501,840
Professional, Scientific, and Technical Services - 0.0%(i)
UpHealth, Inc.(h)	133,414	0
Retail Trade - 0.0%(i)
Mountaineer Merger Corp.(b)(h)	5,718,472	0
The Container Store, Inc.(h)	153,461	38,365
		38,365
Wholesale Trade - 0.1%
Ingram Micro Holding Corp.	20,000	429,800
TOTAL COMMON STOCKS (Cost $16,723,198)		17,008,202
PREFERRED STOCKS - 1.9%
Finance and Insurance - 0.2%
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027(h)	40,765	1,008,526
Retail Trade - 0.3%
Preferred A Mountaineer Merger, 0.00%(b)	3,324,854	1,662,427
Preferred B Mountaineer Merger, 0.00%(b)	2,393,618	0
		1,662,427
Wholesale Trade - 1.4%
NGL Energy Partners LP, Series B, 11.45% (3 mo. Term SOFR + 7.47%), Perpetual(h)	378,384	8,812,563
TOTAL PREFERRED STOCKS (Cost $10,808,513)		11,483,516
	Par
ASSET-BACKED SECURITIES - 1.8%
Transportation and Warehousing - 1.8%
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	$11,014,720	10,916,409
TOTAL ASSET-BACKED SECURITIES (Cost $10,898,548)		10,916,409

		Par	Value
MORTGAGE-BACKED SECURITIES - 1.5%
Finance and Insurance - 1.5%
BX Trust, B Series 2021-VOLT, Class B, 5.21% (1 mo. Term SOFR + 1.06%), 09/15/2036(a)		2,795,069	$2,787,295
JP Morgan Chase Commercial Mortgage Securities, A Series 2021-MHC, Class A, 5.32% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)		3,550,384	3,550,825
JP Morgan Chase Commercial Mortgage Securities, B Series 2021-MHC, Class B, 5.57% (1 mo. Term SOFR + 1.41%), 04/15/2038(a)		970,000	970,208
Merit 2020, A
Series 2021-STOR, Class A, 4.97% (1 mo. Term SOFR + 0.81%), 07/15/2038(a)		1,915,000	1,915,698
Series 2022-MHIL, Class A, 4.96% (1 mo. Term SOFR + 0.81%), 01/15/2039(a)		300,816	300,896
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,466,988)			9,524,922
CONVERTIBLE BONDS - 1.5%
Energy - 0.4%
Golar LNG Ltd., 2.75%, 12/15/2030(a)		2,540,000	2,574,925
Finance and Insurance - 0.3%
Novedo Holding AB, 12.00% (or 12.00% PIK), 09/18/2028	SEK	15,400,000	1,611,255
Information - 0.7%
Go North Group AB, 0.00%, 12/31/2050(b)(c)(d)	SEK	18,653,577	0
Leafly Holdings, Inc., 8.00%, 11/01/2025(b)		3,502,000	2,976,700
Porch Group, Inc., 6.75%, 10/01/2028(a)		1,653,000	1,718,991
			4,695,691
Professional, Scientific, and Technical Services - 0.1%
UpHealth, Inc., 13.24% (SOFR + 9.00%), 12/15/2025(a)(b)		627,000	586,245
TOTAL CONVERTIBLE BONDS (Cost $9,444,455)			9,468,116

The accompanying notes are an integral part of these financial statements.

23

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%
Real Estate and Rental and Leasing - 0.4%
Alpine Income Property Trust, Inc.		1,555	$22,034
CTO Realty Growth, Inc.		162,082	2,641,937
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,729,539)			2,663,971
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		122,890	2,617,569
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,457,022)			2,617,569
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.2%
Globa Terra Acquisition Corp. - Class A(h)		141,000	1,407,180
Plum Acquisition Corp. III(h)		8,594	2,020
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $1,404,360)			1,409,200
		Par
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.2%
Norway Government Bond, 3.75%, 06/12/2035(a)	NOK	12,500,000	1,223,565
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,181,107)			1,223,565
		Contracts
WARRANTS - 0.0%(i)
Information - 0.0%(i)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01(h)		19,401	174,609
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00(h)		21,228	143
Total Information			174,752

	Contracts	Value
Manufacturing - 0.0%(i)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25(b)(h)	258,269	$0
McDermott International Ltd., Expires 06/30/2027, Exercise Price $1.25(b)(h)	286,965	0
Total Manufacturing		0
TOTAL WARRANTS (Cost $688,763)		174,752

	Notional Amount
PURCHASED OPTIONS - 0.0%(h)(i)
Call Options - 0.0%(i)
SmartRent, Inc., Expiration: 12/19/2025; Exercise Price: $0.50(j)(k)	$14,100	100	8,250
TOTAL PURCHASED OPTIONS (Cost $5,553)			8,250

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.9%
First American Government Obligations Fund - Class X, 4.05%(l)	4,067,422	4,067,422
First American Treasury Obligations Fund - Class X, 4.02%(l)	26,014,020	26,014,020
TOTAL MONEY MARKET FUNDS (Cost $30,081,442)		30,081,442
TOTAL INVESTMENTS - 102.3% (Cost $627,144,247)		$631,818,621
Liabilities in Excess of Other Assets – (2.3)%		(14,412,327)
TOTAL NET ASSETS - 100.0%		$617,406,294

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
The accompanying notes are an integral part of these financial statements.

24

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $236,669,708 or 38.3% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $18,212,630 or 2.9% of net assets as of September 30, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security is currently in default.
(e)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of September 30, 2025 is $11,150,453.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(h)	Non-income producing security.
(i)	Represents less than 0.05% of net assets.
(j)	Exchange-traded.
(k)	100 shares per contract.
(l)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(m)	Privately held.
The accompanying notes are an integral part of these financial statements.

25

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Put Options - (0.0)%(a)
Ziff Davis, Inc.(b)(c)
Expiration: 12/19/2025; Exercise Price: $30.00	$(941,070)	(247)	$(20,995)
Expiration: 12/19/2025; Exercise Price: $35.00	(941,070)	(247)	(71,013)
TOTAL WRITTEN OPTIONS (Premiums received $111,632)			$(92,008)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

26

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2025

	Par	Value
CORPORATE BONDS - (2.2)%
Information - (0.6)%
Comcast Corp., 5.30%, 06/01/2034	$(3,481,000)	$(3,613,500)
Manufacturing - (0.8)%
General Mills, Inc.
4.88%, 01/30/2030	(696,000)	(711,045)
4.95%, 03/29/2033	(696,000)	(705,683)
PepsiCo, Inc., 5.00%, 02/07/2035	(3,481,000)	(3,564,993)
		(4,981,721)
Retail Trade - (0.8)%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	(5,000,000)	(5,116,385)
TOTAL CORPORATE BONDS (Proceeds $13,421,029)		(13,711,606)
	Shares
EXCHANGE TRADED FUNDS - (0.3)%
iShares iBoxx $ High Yield Corporate Bond ETF	(21,996)	(1,785,855)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,768,129)		(1,785,855)
TOTAL SECURITIES SOLD SHORT - (2.5)% (Proceeds $15,189,158)		$(15,497,461)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

27

RIVERPARK STRATEGIC INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
September 30, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	11/24/2025	SEK	2,120,000	USD	225,244	$736
U.S. Bancorp Investments, Inc.	11/14/2025	USD	71,628,803	EUR	60,990,000	(173,133)
U.S. Bancorp Investments, Inc.	11/14/2025	USD	13,453,907	NOK	133,445,000	79,116
U.S. Bancorp Investments, Inc.	11/14/2025	USD	14,298,429	SEK	133,185,000	109,763
Net Unrealized Appreciation (Depreciation)						$16,482

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

28

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

		Par	Value
CORPORATE BONDS - 80.1%
Communications - 4.0%
Beelux Sarl, 8.76% (3 mo. EURIBOR + 6.75%), 03/14/2028(a)	EUR	$912,083	$1,036,193
Gentoo Media PLC, 9.37% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	3,750,000	409,031
NoA BidCo AS, 11.84% (3 mo. NIBOR + 7.50%), 04/15/2027	NOK	1,250,000	129,233
Vend Marketplaces ASA, 5.08% (3 mo. NIBOR + 0.78%), 11/25/2026	NOK	10,000,000	1,007,012
			2,581,469
Consumer Discretionary - 8.9%
BOS GmbH & Co. KG, 11.00% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	800,000	938,116
European Entertainment Intressenter BidCo AB, 9.26% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	1,200,000	1,379,806
Felleskjopet Agri SA, 5.99% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	11,000,000	1,105,690
Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, 9.03% (3 mo. EURIBOR + 7.00%), 02/13/2029(b)	EUR	750,000	905,122
OP Holdco GmbH, 8.58% (3 mo. EURIBOR + 6.50%), 06/05/2029(b)	EUR	600,000	674,494
View Ledger AS, 8.83% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	7,500,000	770,237
			5,773,465
Consumer Staples - 8.4%
Greenfood AB, 9.10% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	5,000,000	543,051
Keyto Group AB, 7.37% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	10,000,000	1,074,241
Loch Duart Ltd., 10.65% (3 mo. NIBOR + 6.35%), 11/06/2028	NOK	5,000,000	502,889
Neptune Bidco AS, 10.89% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	1,250,000	109,599
Nexus Newco BV, 8.45% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	1,200,000	1,415,908

		Par	Value
Okechamp Global BV, 9.53% (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	$500,000	$531,873
Salmar ASA
5.69% (3 mo. NIBOR + 1.35%), 01/22/2027	NOK	5,000,000	506,407
5.48% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	7,000,000	705,851
			5,389,819
Energy - 4.4%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		900,000	945,941
Golar LNG Ltd.
7.00%, 10/20/2025(b)		1,260,000	1,261,260
7.50%, 10/02/2030(b)		637,000	629,815
			2,837,016
Health Care and Social Assistance - 4.7%
Formycon AG, 8.94% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,400,000	1,606,692
Magle Chemoswed Holding AB, 8.63% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	13,750,000	1,420,364
			3,027,056
Holding Companies - 10.1%
JDC Group AG, 6.52% (3 mo. EURIBOR + 4.50%), 08/28/2029(b)	EUR	896,000	1,075,621
Neptunia Invest AB, 6.84% (3 mo. STIBOR + 4.75%), 03/05/2028	SEK	3,750,000	400,318
Nordwest Industrie Group GmbH, 8.74% (3 mo. EURIBOR + 6.75%), 11/06/2028(b)	EUR	660,000	503,669
Novedo Holding AB, 9.14% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	5,000,000	519,151
Pamica Group AB, 7.60% (3 mo. STIBOR + 5.50%), 12/05/2027	SEK	5,000,000	530,245
Qflow Group AB, 7.65% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	11,250,000	1,210,937
Remagruppen BidCo 2 AB, 10.52% (3 mo. STIBOR + 8.50%), 06/30/2028	SEK	5,000,000	516,496
Stockwik Forvaltning AB, 9.30% (3 mo. STIBOR + 7.25%), 06/26/2029(b)	SEK	16,250,000	1,777,862
			6,534,299

The accompanying notes are an integral part of these financial statements.

29

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Industrials - 16.2%
3t Global Bidco PLC, 11.25%, 05/22/2028		$500,000	$508,750
Agilyx ASA, 13.50%, 11/29/2027		250,000	243,281
Booster Precision Components GmbH, 11.02% (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	133,888	152,268
HMH Holding BV, 10.02%, 11/16/2026(a)		755,000	777,650
Magellan Bidco Sarl, 7.02% (3 mo. EURIBOR + 5.00%), 12/19/2029	EUR	800,000	956,267
Performance Shipping, Inc., 9.88%, 07/17/2029(b)		625,000	633,917
Posten Bring AS, 2.13%, 11/25/2026	NOK	14,000,000	1,367,781
Seapeak LLC, 9.19% (3 mo. NIBOR + 4.90%), 11/18/2026	NOK	9,000,000	918,413
SFL Corp. Ltd., 7.75%, 01/29/2030(b)		400,000	409,500
SLR Group GmbH, 8.94% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	677,000	774,963
Stolt-Nielsen Ltd., 7.29% (3 mo. NIBOR + 3.15%), 09/26/2028(b)	NOK	15,500,000	1,601,778
Twma Finance AS, 13.00%, 02/08/2027		550,000	572,664
Vegfinans Viken AS, 4.57% (3 mo. NIBOR + 0.43%), 06/26/2026	NOK	5,000,000	502,218
Welltec International ApS, 8.25%, 10/15/2026(b)		1,000,000	1,006,136
			10,425,586
Manufacturing - 1.1%
Elkem ASA, 5.84% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	7,000,000	708,464
Materials - 4.8%
Amwood AB, 8.39% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	11,250,000	944,033
Geveko AB, 6.49% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	1,000,000	1,197,534
Homann Holzwerkstoffe GmbH, 7.50%, 06/02/2032	EUR	600,000	714,999
Norske Skog ASA, 8.63% (3 mo. NIBOR + 4.50%), 06/25/2029	NOK	2,300,000	227,014
			3,083,580

		Par	Value
Real Estate - 1.1%
Boras V-tyget 1 AB, 7.87% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	$6,300,000	$682,571
Technology - 9.8%
Azerion Group NV, 8.78% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	896,000	1,073,938
B3 Consulting Group AB, 7.15% (3 mo. STIBOR + 5.00%), 06/24/2027	SEK	12,500,000	1,345,997
Goldcup 100865 AB, 7.64% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	1,250,000	136,095
Hawk Infinity Software AS, 10.84% (3 mo. NIBOR + 6.50%), 10/15/2029(a)(b)	NOK	8,300,000	855,256
Platform Group AG, 8.88%, 07/11/2028	EUR	500,000	591,430
Trustly AB, 8.78% (3 mo. EURIBOR + 6.75%), 10/08/2030	EUR	1,000,000	1,168,183
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029(b)	EUR	1,000,000	1,168,303
			6,339,202
Utilities - 6.6%
Arva AS, 5.06% (3 mo. NIBOR + 0.80%), 09/02/2030	NOK	13,000,000	1,300,176
Eidsiva Energi AS, 2.35%, 04/20/2026	NOK	16,000,000	1,585,933
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	14,000,000	1,394,231
			4,280,340
TOTAL CORPORATE BONDS (Cost $48,789,967)			51,662,867
BANK LOANS - 2.7%
Professional, Scientific, and Technical Services - 2.7%
CCIT Holdings AS, 10.00% (or 3.00% PIK), 02/28/2029(c)(f)	EUR	1,513,013	1,776,358
TOTAL BANK LOANS (Cost $1,550,732)			1,776,358
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.5%
Norway Government Bond
1.50%, 02/19/2026	NOK	10,000,000	992,972
3.75%, 06/12/2035(b)	NOK	6,250,000	611,783
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $1,583,501)			1,604,755

The accompanying notes are an integral part of these financial statements.

30

CROSSINGBRIDGE NORDIC HIGH INCOME BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Par	Value
CONVERTIBLE BONDS - 1.1%
Energy - 1.1%
Golar LNG Ltd., 2.75%, 12/15/2030(b)	$700,000	$709,625
TOTAL CONVERTIBLE BONDS (Cost $700,000)		709,625
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 11.6%
First American Government Obligations Fund - Class X, 4.05%(d)	3,734,322	3,734,322
First American Treasury Obligations Fund - Class X, 4.02%(d)	3,734,322	3,734,322
TOTAL MONEY MARKET FUNDS (Cost $7,468,644)		7,468,644
	Par
U.S. TREASURY BILLS - 3.1%
4.17%, 10/02/2025(e)	$50,000	49,994
4.20%, 01/08/2026(e)	2,000,000	1,979,254
TOTAL U.S. TREASURY BILLS (Cost $2,027,362)		2,029,248
TOTAL INVESTMENTS - 101.1% (Cost $62,120,206)		$65,251,497
Liabilities in Excess of Other Assets - (1.1)%		(720,965)
TOTAL NET ASSETS - 100.0%		$64,530,532

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
AB - Aktiebolag
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
NIBOR - Norway Interbank Offered Rate
PLC - Public Limited Company
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
(a)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $13,824,141 or 21.4% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,776,358 or 2.8% of net assets as of September 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)	The rate shown is the annualized yield as of September 30, 2025.
(f)	Privately held.
The accompanying notes are an integral part of these financial statements.

31

CrossingBridge Nordic High Income Bond Fund
Schedule of Forward Currency Contracts
September 30, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	11/14/2025	SEK	5,045,000	USD	537,400	$62
U.S. Bancorp Investments, Inc.	11/14/2025	USD	18,879,156	EUR	16,074,000	(44,344)
U.S. Bancorp Investments, Inc.	11/14/2025	USD	14,956,627	NOK	148,350,000	87,953
U.S. Bancorp Investments, Inc.	11/14/2025	USD	12,962,899	SEK	120,745,000	99,511
Net Unrealized Appreciation (Depreciation)						$143,182

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

32

CROSSINGBRIDGE FUNDS
Statements of Assets and Liabilities
September 30, 2025

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration Fund
ASSETS:
Investments in unaffiliated securities, at value	$1,594,403,106	$48,681,780	$332,046,678
Investments in affiliated securities, at value	12,449,325	—	—
Cash	399,271	2,006	19,217
Foreign currency, at value	19,819,685	56,241	205,247
Interest receivable	17,000,993	665,412	3,212,233
Receivable for investments sold	2,744,189	—	380,000
Receivable for fund shares sold	2,312,272	1,490	351,712
Unrealized appreciation of open forward currency contracts	553,607	49,384	180,427
Dividends receivable	264,776	9,340	67,568
Prepaid expenses and other assets	46,156	16,385	21,529
Total assets	1,649,993,380	49,482,038	336,484,611
LIABILITIES:
Payable for investments purchased	49,735,988	2,322,112	1,881,688
Payable for fund shares redeemed	1,281,461	150,787	162,930
Payable to adviser	847,219	11,730	172,246
Unrealized depreciation of forward currency contracts	400,601	16,103	5,454
Payable for fund administration and accounting fees	93,673	7,989	22,803
Payable for distribution and shareholder servicing fees (Note 5)	81,853	18,227	16,978
Payable for transfer agent fees and expenses	39,072	4,567	8,367
Payable for custodian fees	36,039	4,501	6,288
Payable for compliance fees	1,832	1,833	1,833
Payable for expenses and other liabilities	146,780	40,276	55,372
Total liabilities	52,664,518	2,578,125	2,333,959
NET ASSETS	$1,597,328,862	$46,903,913	$334,150,652
Net Assets Consists of:
Paid-in capital	$1,618,324,646	$49,323,153	$333,922,924
Total distributable earnings/(accumulated losses)	(20,995,784)	(2,419,240)	227,728
Total net assets	$1,597,328,862	$46,903,913	$334,150,652
Institutional Class
Net assets	$1,571,258,527	$46,903,913	$334,150,652
Shares issued and outstanding(a)	160,991,176	5,120,619	33,497,048
Net asset value per share	$9.76	$9.16	$9.98
Retail Class
Net assets	$26,070,335	$—	$—
Shares issued and outstanding(a)	2,664,591	—	—
Net asset value per share	$9.78	$—	$—

The accompanying notes are an integral part of these financial statements.

33

CROSSINGBRIDGE FUNDS
Statements of Assets and Liabilities
September 30, 2025(Continued)

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration Fund
Cost:
Investments in unaffiliated securities, at cost	$1,591,120,922	$48,773,553	$331,099,658
Investments in affiliated securities, at cost	$12,076,542	$—	$—
Foreign currency, at cost	$19,762,059	$56,083	$204,330

(a)	Unlimited shares authorized, $0.001 par value.
The accompanying notes are an integral part of these financial statements.

34

CROSSINGBRIDGE FUNDS
Statements of Assets and Liabilities
September 30, 2025(Continued)

	CrossingBridge Pre-Merger SPAC ETF	RiverPark Strategic Income Fund	CrossingBridge Nordic High Income Bond Fund
ASSETS:
Investments, at value	$18,450,254	$631,818,621	$65,251,497
Cash	—	63,003	1,403,351
Foreign currency, at value	—	1,259,161	1,008,477
Deposit at broker for securities sold short	—	20,200,898	—
Interest receivable	—	9,323,430	690,513
Receivable for investments sold	4,700,029	5,004,631	138,533
Receivable for fund shares sold	—	514,503	252,364
Unrealized appreciation of open forward currency contracts	—	189,615	187,526
Dividends receivable	1,635	79,043	25,993
Prepaid expenses and other assets	—	61,499	17,687
Total assets	23,151,918	668,514,404	68,975,941
LIABILITIES:
Securities sold short, at value	—	15,497,461	—
Written option contracts, at value	—	92,008	—
Payable for investments purchased	1,000,011	32,773,747	3,528,367
Payable for fund shares redeemed	—	1,937,080	750,984
Payable to adviser	14,922	327,775	34,973
Unrealized depreciation of open forward currency contracts	—	173,133	44,344
Payable for fund administration and accounting fees	—	42,942	20,047
Payable for distribution and shareholder servicing fees (Note 5)	—	51,476	4,681
Payable for transfer agent fees and expenses	—	14,008	4,627
Payable for custodian fees	—	13,628	6,561
Payable for compliance fees	—	1,833	1,832
Payable for expenses and other liabilities	—	71,293	48,993
Interest payable	—	111,726	—
Total liabilities	1,014,933	51,108,110	4,445,409
NET ASSETS	$22,136,985	$617,406,294	$64,530,532
Net Assets Consists of:
Paid-in capital	$19,550,523	$696,615,541	$63,936,818
Total distributable earnings/(accumulated losses)	2,586,462	(79,209,247)	593,714
Total net assets	$22,136,985	$617,406,294	$64,530,532
Net assets	$22,136,985	$—	$—
Shares issued and outstanding(a)	1,020,000	—	—
Net asset value per share	$21.70	$—	$—

The accompanying notes are an integral part of these financial statements.

35

CROSSINGBRIDGE FUNDS
Statements of Assets and Liabilities
September 30, 2025(Continued)

	CrossingBridge Pre-Merger SPAC ETF	RiverPark Strategic Income Fund	CrossingBridge Nordic High Income Bond Fund
Institutional Class
Net assets	$—	$557,547,426	$64,530,532
Shares issued and outstanding(a)	—	63,975,563	6,337,365
Net asset value per share	$—	$8.72	$10.18
Retail Class
Net assets	$—	$59,858,868	$—
Shares issued and outstanding(a)	—	6,838,091	—
Net asset value per share	$—	$8.75	$—
COST:
Investments, at cost	$18,167,012	$627,144,247	$62,120,206
Foreign currency, at cost	$—	$1,251,528	$1,007,819
PROCEEDS:
Securities sold short proceeds	$—	$15,189,158	$—
Written options premium received	$—	$111,632	$—

(a)	Unlimited shares authorized, $0.001 par value.
The accompanying notes are an integral part of these financial statements.

36

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Year Ended September 30, 2025

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration Fund
INVESTMENT INCOME:
Dividend income	$5,088,127	$172,188	$602,640
Less: Dividend withholding taxes	—	(264)	—
Interest income	78,572,971	3,068,335	13,589,438
Interest income received in kind	4,481,656	323,301	55,296
Interest income from affiliated securities	15	—	—
Less: Interest withholding taxes	(15,294)	—	—
Other income	1,053,169	193,653	80,247
Total investment income	89,180,644	3,757,213	14,327,621
EXPENSES:
Investment advisory fee (Note 4)	8,568,532	293,486	1,637,901
Shareholder service costs - Institutional Class (Note 5)	1,290,394	39,721	279,772
Shareholder service costs - Retail Class (Note 5)	18,175	—	—
Fund administration and accounting fees	484,811	41,945	114,544
Transfer agent fees	199,972	23,090	41,579
Federal and state registration fees	165,749	23,201	49,127
Custodian fees	142,042	20,875	29,397
Legal fees	76,505	20,497	21,000
Reports to shareholders	76,464	2,559	5,917
Audit fees	58,079	34,692	30,427
Distribution expenses - Retail Class (Note 5)	43,987	—	—
Trustees’ fees	30,481	30,481	30,481
Compliance fees	11,028	11,028	11,028
Interest expense	—	88	—
Income tax expense	—	2,040	—
Other expenses and fees	50,199	11,348	11,561
Total expenses	11,216,418	555,051	2,262,734
Expense (reimbursement) recoupment by Adviser (Note 4)	—	(151,489)	32,664
Net expenses	11,216,418	403,562	2,295,398
NET INVESTMENT INCOME/(LOSS)	77,964,226	3,353,651	12,032,223
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,295,307	(467,500)	344,511
Forward currency contracts	(11,610,809)	(383,440)	(1,137,117)
Foreign currency translation	(553,034)	(29,774)	(8,823)
Net realized gain (loss)	(8,868,536)	(880,714)	(801,429)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$11,246,142	$240,767	$1,577,911
Investments in affiliated securities	372,783	—	—
Forward currency contracts	1,607,853	124,695	269,042
Foreign currency translation	(61,136)	(4,620)	145
Net change in unrealized appreciation (depreciation)	13,165,642	360,842	1,847,098
Net realized and unrealized gain (loss)	4,297,106	(519,872)	1,045,669
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$82,261,332	$ 2,833,779	$ 13,077,892

The accompanying notes are an integral part of these financial statements.

37

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Year Ended September 30, 2025(Continued)

	CrossingBridge Pre-Merger SPAC ETF	RiverPark Strategic Income Fund	CrossingBridge Nordic High Income Bond Fund(a)
INVESTMENT INCOME:
Dividend income	$120,414	$2,536,290	$215,146
Interest income	27,854	39,100,597	2,722,527
Interest income received in kind	—	3,690,675	115,382
Other income	—	1,062,811	49,892
Total investment income	148,268	46,390,373	3,102,947
EXPENSES:
Investment advisory fee (Note 4)	344,057	3,729,308	279,751
Shareholder service costs - Institutional Class (Note 5)	—	606,780	43,039
Shareholder service costs - Retail Class (Note 5)	—	65,517	—
Fund administration and accounting fees	—	240,006	61,819
Transfer agent fees	—	79,037	26,912
Federal and state registration fees	—	75,160	47,889
Custodian fees	—	61,793	28,541
Legal fees	—	46,829	19,020
Reports to shareholders	—	44,735	2,834
Audit fees	—	51,739	28,970
Distribution expenses - Retail Class (Note 5)	—	139,704	—
Trustees’ fees	—	30,493	22,228
Compliance fees	—	11,039	10,999
Investment interest expense	—	516,658	1,359
Income tax expense	—	54,838	403
Dividend expense	—	20,439	—
Other expenses and fees	—	51,175	6,298
Total expenses	344,057	5,825,250	580,062
Expense (reimbursement) recoupment by Adviser (Note 4)	—	—	(169,479)
Net expenses	344,057	5,825,250	410,583
NET INVESTMENT INCOME/(LOSS)	(195,789)	40,565,123	2,692,364
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,878,615	715,078	1,162,243
In-kind redemptions	59,907	—	—
Written option contracts expired or closed	—	(170,064)	—
Securities sold short	—	(454,112)	—
Forward currency contracts	—	(5,803,189)	(3,949,788)
Foreign currency translation	—	107,517	89,895
Net realized gain (loss)	4,938,522	(5,604,770)	(2,697,650)

The accompanying notes are an integral part of these financial statements.

38

CROSSINGBRIDGE FUNDS
Statements of Operations
For the Year Ended September 30, 2025(Continued)

	CrossingBridge Pre-Merger SPAC ETF	RiverPark Strategic Income Fund	CrossingBridge Nordic High Income Bond Fund(a)
Net change in unrealized appreciation (depreciation) on:
Investments	$(2,264,442)	$8,364,210	$3,131,291
Written option contracts	—	54,768	—
Securities sold short	—	(251,208)	—
Forward currency contracts	—	717,940	143,182
Foreign currency translation	—	(16,609)	(2,847)
Net change in unrealized appreciation (depreciation)	(2,264,442)	8,869,101	3,271,626
Net realized and unrealized gain (loss)	2,674,080	3,264,331	573,976
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,478,291	$43,829,454	$3,266,340

(a)	Commencement of operations of the Fund was October 1, 2024.
The accompanying notes are an integral part of these financial statements.

39

CROSSINGBRIDGE FUNDS
Statements of Changes in Net Assets

	CrossingBridge Low Duration High Income Fund		CrossingBridge Responsible Credit Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$77,964,226	$56,791,470	$3,353,651	$2,729,519
Net realized gain (loss)	(8,868,536)	975,851	(880,714)	207,472
Net change in unrealized appreciation (depreciation)	13,165,642	4,981,171	360,842	(420,041)
Net increase (decrease) in net assets from operations	82,261,332	62,748,492	2,833,779	2,516,950
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(78,822,613)	(57,352,230)	(3,657,853)	(2,712,068)
Retail Class	(1,022,803)	—	—	—
Total distributions to shareholders	(79,845,416)	(57,352,230)	(3,657,853)	(2,712,068)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	838,302,231	613,351,335	35,639,189	22,192,777
Shares issued in reinvestment of distributions - Institutional Class	68,998,818	49,013,882	3,219,378	2,239,119
Shares redeemed - Institutional Class	(374,373,484)	(238,177,086)	(31,828,889)	(10,831,040)
Shares sold - Retail Class	30,021,023	—	—	—
Shares issued in reinvestment of distributions - Retail Class	1,022,783	—	—	—
Shares redeemed - Retail Class	(5,072,848)	—	—	—
Net increase (decrease) in net assets from capital transactions	558,898,523	424,188,131	7,029,678	13,600,856
NET INCREASE (DECREASE) IN NET ASSETS	561,314,439	429,584,393	6,205,604	13,405,738
NET ASSETS:
Beginning of the year	1,036,014,423	606,430,030	40,698,309	27,292,571
End of the year	$1,597,328,862	$1,036,014,423	$46,903,913	$40,698,309
SHARES TRANSACTIONS
Shares sold - Institutional Class	86,104,099	62,878,943	3,852,164	2,360,935
Shares issued in reinvestment of distributions - Institutional Class	7,097,387	5,040,529	349,015	238,847
Shares redeemed - Institutional Class	(38,475,081)	(24,443,098)	(3,444,001)	(1,150,708)
Shares sold - Retail Class	3,079,305	—	—	—
Shares issued in reinvestment of distributions - Retail Class	104,943	—	—	—
Shares redeemed - Retail Class	(519,657)	—	—	—
Total increase (decrease) in shares outstanding	57,390,996	43,476,374	757,178	1,449,074

The accompanying notes are an integral part of these financial statements.

40

CROSSINGBRIDGE FUNDS
Statements of Changes in Net Assets(Continued)

	CrossingBridge Ultra-Short Duration Fund		CrossingBridge Pre-Merger SPAC ETF
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$12,032,223	$6,751,915	$(195,789)	$(400,169)
Net realized gain (loss)	(801,429)	191,731	4,938,522	2,863,987
Net change in unrealized appreciation (depreciation)	1,847,098	(34,599)	(2,264,442)	642,263
Net increase (decrease) in net assets from operations	13,077,892	6,909,047	2,478,291	3,106,081
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(12,228,136)	(6,681,815)	—	—
From earnings	—	—	(3,505,242)	(3,557,131)
Total distributions to shareholders	(12,228,136)	(6,681,815)	(3,505,242)	(3,557,131)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	235,131,822	90,289,271	—	—
Shares issued in reinvestment of distributions - Institutional Class	7,047,002	2,152,664	—	—
Shares redeemed - Institutional Class	(78,094,655)	(17,997,922)	—	—
Shares sold	—	—	2,315,080	6,233,004
Shares redeemed	—	—	(48,083,854)	(5,830,954)
Net increase (decrease) in net assets from capital transactions	164,084,169	74,444,013	(45,768,774)	402,050
NET INCREASE (DECREASE) IN NET ASSETS	164,933,925	74,671,245	(46,795,725)	(49,000)
NET ASSETS:
Beginning of the year	169,216,727	94,545,482	68,932,710	68,981,710
End of the year	$334,150,652	$169,216,727	$22,136,985	$68,932,710
SHARES TRANSACTIONS
Shares sold - Institutional Class	23,607,442	9,079,720	—	—
Shares issued in reinvestment of distributions - Institutional Class	708,738	216,956	—	—
Shares redeemed - Institutional Class	(7,848,592)	(1,811,332)	—	—
Shares sold	—	—	110,000	290,000
Shares redeemed	—	—	(2,290,000)	(270,000)
Total increase (decrease) in shares outstanding	16,467,588	7,485,344	(2,180,000)	20,000

The accompanying notes are an integral part of these financial statements.

41

CROSSINGBRIDGE FUNDS
Statements of Changes in Net Assets(Continued)

	RiverPark Strategic Income Fund		CrossingBridge Nordic High Income Bond Fund
	Year Ended September 30,		Year Ended September 30, 2025(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$40,565,123	$32,478,802	$2,692,364
Net realized gain (loss)	(5,604,770)	(3,498,703)	(2,697,650)
Net change in unrealized appreciation (depreciation)	8,869,101	9,434,826	3,271,626
Net increase (decrease) in net assets from operations	43,829,454	38,414,925	3,266,340
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(37,480,299)	(30,478,525)	(2,673,029)
Retail Class	(3,902,224)	(1,966,634)	—
Total distributions to shareholders	(41,382,523)	(32,445,159)	(2,673,029)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	293,793,162	237,590,241	104,447,070
Shares issued in reinvestment of distributions - Institutional Class	37,351,157	30,291,771	2,251,325
Shares redeemed - Institutional Class	(237,974,616)	(163,463,981)	(42,761,174)
Shares sold - Retail Class	35,269,501	30,312,292	—
Shares issued in reinvestment of distributions - Retail Class	3,865,571	1,922,344	—
Shares redeemed - Retail Class	(21,016,309)	(10,912,056)	—
Net increase (decrease) in net assets from capital transactions	111,288,466	125,740,611	63,937,221
NET INCREASE (DECREASE) IN NET ASSETS	113,735,397	131,710,377	64,530,532
NET ASSETS:
Beginning of the year	503,670,897	371,960,520	—
End of the year	$617,406,294	$503,670,897	$64,530,532
SHARES TRANSACTIONS
Shares sold - Institutional Class	33,820,455	27,429,641	10,342,336
Shares issued in reinvestment of distributions - Institutional Class	4,308,441	3,508,034	222,393
Shares redeemed - Institutional Class	(27,450,861)	(18,873,848)	(4,227,364)
Shares sold - Retail Class	4,047,885	3,482,787	—
Shares issued in reinvestment of distributions - Retail Class	443,996	221,614	—
Shares redeemed - Retail Class	(2,413,998)	(1,256,075)	—
Total increase (decrease) in shares outstanding	12,755,918	14,512,153	6,337,365

(a)	Commencement of operations of the Fund was October 1, 2024.
The accompanying notes are an integral part of these financial statements.

42

CROSSINGBRIDGE LOW DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.75	$9.66	$9.84	$10.36	$9.86
INVESTMENT OPERATIONS:
Net investment income(a)	0.58	0.71	0.72	0.33	0.34
Net realized and unrealized gain (loss) on investments(b)	0.02	0.09	(0.06)	(0.36)	0.54
Total from investment operations	0.60	0.80	0.66	(0.03)	0.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.71)	(0.73)	(0.33)	(0.38)
Net realized gains	—	—	(0.11)	(0.16)	—
Total distributions	(0.59)	(0.71)	(0.84)	(0.49)	(0.38)
Net asset value, end of year	$9.76	$9.75	$9.66	$9.84	$10.36
TOTAL RETURN	6.33%	8.51%	7.02%	−0.39%	9.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,571,259	$1,036,014	$606,430	$544,893	$326,484
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.85%	0.86%	0.90%	0.88%	0.91%
After expense reimbursement/recoupment	0.85%	0.86%	0.90%	0.88%	0.88%
Ratio of net investment income to average net assets	5.92%	7.23%	7.33%	3.30%	3.37%
Portfolio turnover rate(c)	111%	124%	131%	137%	170%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

43

CrossingBridge Low Duration High Income Fund
Financial Highlights
Retail Class

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.73
INVESTMENT OPERATIONS:
Net investment income(b)	0.50
Net realized and unrealized gain on investments(c)	0.05
Total from investment operations	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)
Total distributions	(0.50)
Net asset value, end of period	$9.78
TOTAL RETURN(d)	5.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,070
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.10%
After expense reimbursement/recoupment(e)	1.10%
Ratio of net investment income to average net assets(e)	5.63%
Portfolio turnover rate(d)(f)	111%

(a)	Commencement of operations of the Retail Class shares was November 1, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

44

CrossingBridge Responsible Credit Fund
Financial Highlights
Institutional Class

	Year Ended September 30,				Period Ended September 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.33	$9.36	$9.65	$10.01	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.69	0.75	0.81	0.38	0.06
Net realized and unrealized gain (loss) on investments(c)	(0.12)	(0.04)	(0.13)	(0.33)	(0.01)
Total from investment operations	0.57	0.71	0.68	0.05	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.74)	(0.83)	(0.39)	(0.04)
Net realized gains	—	—	(0.14)	(0.02)	—
Total distributions	(0.74)	(0.74)	(0.97)	(0.41)	(0.04)
Net asset value, end of period	$9.16	$9.33	$9.36	$9.65	$10.01
TOTAL RETURN(d)	6.41%	7.74%	7.45%	0.45%	0.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,904	$40,698	$27,293	$21,162	$16,889
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.23%(f)	1.50%	1.70%	1.97%	2.77%
After expense reimbursement/ recoupment(e)	0.89%	0.90%	0.90%	0.89%	0.91%
Ratio of net investment income to average net assets(e)	7.43%	7.97%	8.50%	3.83%	2.36%
Portfolio turnover rate(d)	135%	151%	130%	174%	39%

(a)	Commencement of operations of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio of interest and tax expenses to average net assets was 0.00%.
The accompanying notes are an integral part of these financial statements.

45

CrossingBridge Ultra-Short Duration Fund
Financial Highlights
Institutional Class

	Year Ended September 30,				Period Ended September 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.94	$9.91	$9.97	$10.01	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.48	0.59	0.53	0.16	(0.01)
Net realized and unrealized gain (loss) on investments(c)	0.04	0.01	0.00(d)	(0.05)	0.02
Total from investment operations	0.52	0.60	0.53	0.11	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.57)	(0.53)	(0.14)	—
Net realized gains	(0.01)	—	(0.06)	(0.01)	—
Total distributions	(0.48)	(0.57)	(0.59)	(0.15)	—
Net asset value, end of period	$9.98	$9.94	$9.91	$9.97	$10.01
TOTAL RETURN(e)	5.32%	6.23%	5.44%	1.12%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$334,151	$169,217	$94,545	$68,333	$37,061
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	0.90%	0.99%	1.05%	1.13%	2.68%
After expense reimbursement/ recoupment(f)	0.91%	0.90%	0.90%	0.89%	0.90%
Ratio of net investment income (loss) to average net assets(f)	4.77%	5.88%	5.33%	1.64%	(0.28)%
Portfolio turnover rate(e)	164%	154%	217%	155%	42%

(a)	Commencement of operations of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

46

CrossingBridge Pre-Merger SPAC ETF
Financial Highlights

	Year Ended September 30,				Period Ended September 30, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.54	$21.69	$20.56	$20.01	$20.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)	(0.12)	(0.03)	(0.16)	0.00(c)
Net realized and unrealized gain on investments(d)	1.39	1.08	1.38	0.73	0.01
Total from investment operations	1.29	0.96	1.35	0.57	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.79)	(0.19)	(0.02)	—
Net realized gains	(0.35)	(0.32)	(0.03)	—	—
Total distributions	(1.13)	(1.11)	(0.22)	(0.02)	—
Net asset value, end of period	$21.70	$21.54	$21.69	$20.56	$20.01
TOTAL RETURN(e)	6.23%	4.54%	6.63%	2.85%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,137	$68,933	$68,982	$63,312	$5,802
Ratio of expenses to average net assets(f)	0.80%	0.87%	0.80%	0.81%	0.80%
Ratio of net investment income (loss) to average net assets(f)	(0.46)%	(0.57)%	(0.14)%	(0.77)%	(0.80)%
Portfolio turnover rate(e)(g)	203%	93%	146%	191%	4%

(a)	Commencement of operations of the Fund was September 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

RiverPark Strategic Income Fund
Financial Highlights
Institutional Class

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.67	$8.54	$8.71	$9.33	$8.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.67	0.68	0.45	0.45
Net realized and unrealized gain (loss) on investments(b)	0.06	0.13	(0.14)	(0.55)	0.70
Total from investment operations	0.68	0.80	0.54	(0.10)	1.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(0.67)	(0.71)	(0.52)	(0.42)
Total distributions	(0.63)	(0.67)	(0.71)	(0.52)	(0.42)
Net asset value, end of year	$8.72	$8.67	$8.54	$8.71	$9.33
TOTAL RETURN	8.03%	9.76%	6.55%	−1.27%	13.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$557,547	$462,216	$352,180	$168,885	$195,997
Ratio of expenses to average net assets	0.99%(c)(d)	1.05%	0.98%	1.10%	1.18%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short and tax expense	0.89%	1.05%	0.98%	1.10%	1.18%
Ratio of net investment income to average net assets	7.09%	7.80%	7.92%	4.93%	4.94%
Portfolio turnover rate(e)	100%	117%	104%	72%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	The ratio of dividends, interest, and borrowing expense on securities sold short to average net assets was 0.09%.
(d)	The ratio of tax expenses to average net assets was 0.01%.
(e)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

48

RiverPark Strategic Income Fund
Financial Highlights
Retail Class

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.71	$8.56	$8.72	$9.33	$8.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.60	0.65	0.66	0.44	0.44
Net realized and unrealized gain (loss) on investments(b)	0.05	0.13	(0.13)	(0.56)	0.68
Total from investment operations	0.65	0.78	0.53	(0.12)	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.63)	(0.69)	(0.49)	(0.39)
Total distributions	(0.61)	(0.63)	(0.69)	(0.49)	(0.39)
Net asset value, end of year	$8.75	$8.71	$8.56	$8.72	$9.33
TOTAL RETURN	7.76%	9.48%	6.30%	−1.41%	13.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$59,859	$41,455	$19,781	$19,581	$13,070
Ratio of expenses to average net assets	1.24%(c)(d)	1.29%	1.23%	1.27%	1.33%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short and tax expense	1.14%	1.29%	1.23%	1.27%	1.33%
Ratio of net investment income to average net assets	6.85%	7.53%	7.65%	4.84%	4.80%
Portfolio turnover rate(e)	100%	117%	104%	72%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	The ratio of dividends, interest, and borrowing expense on securities sold short to average net assets was 0.09%.
(d)	The ratio of tax expenses to average net assets was 0.01%.
(e)	Calculated on the basis of the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

49

CrossingBridge Nordic High Income Bond Fund
Financial Highlights
Institutional Class

Year Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.63
Net realized and unrealized gain on investments(c)	0.13
Total from investment operations	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.57)
Net realized gains	(0.01)
Total distributions	(0.58)
Net asset value, end of year	$10.18
TOTAL RETURN	7.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$64,531
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.35%(d)
After expense reimbursement/recoupment	0.95%
Ratio of net investment income to average net assets	6.26%
Portfolio turnover rate	76%

(a)	Commencement of operations of the Fund was October 1, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	The ratio of tax expenses to average net assets was 0.00%.
The accompanying notes are an integral part of these financial statements.

50

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
(1)	ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Income Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund and the CrossingBridge Nordic High Income Bond Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct series with its own investment objective and policies within the Trust.
The investment objective of the CrossingBridge Low Duration High Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The RiverPark Strategic Income Fund seeks high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Nordic High Income Bond Fund is to seek high current income and capital appreciation consistent with the preservation of capital.
The CrossingBridge Low Duration High Income Fund’s Institutional Class and Retail Class commenced investment operations on February 1, 2018 and November 1, 2024, respectively. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. The CrossingBridge Nordic High Income Bond Fund commenced investment operations on October 1, 2024. The CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Nordic High Income Bond Fund registered only an Institutional Class of shares.
The RiverPark Strategic Income Fund was formerly a series of the RiverPark Funds Trust and commenced operations on September 30, 2013 (the “Predecessor Fund”). After the close of business May 12, 2023, the assets of the Predecessor Fund were transferred to the RiverPark Strategic Income Fund, a series of the Trust, in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund. The RiverPark Strategic Income Fund offers both Institutional and Retail Class of shares.
The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021.
CrossingBridge Advisors, LLC (the “Adviser”) serves as investment adviser to each of the Funds.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2)	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest

51

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Options that are traded on a national securities exchange are valued at the last reported sale price on the exchange on which the security is principally traded.
Except for contracts maturing in two or fewer days, which are valued at the spot rate, forward currency contracts are valued at the midpoint prices calculated using an interpolation methodology that incorporates foreign-exchange prices obtained from a Pricing Service for standard forward settlement periods, such as one month, three months, six months, and one year.
SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Investments are held at fair value. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Adviser. The Board of Trustees has approved the Adviser as the Valuation Designee in accordance with Rule 2a-5 of the 1940 Act.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each

52

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer and Chief Financial Officer of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of September 30, 2025:
CrossingBridge Low Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$932,244,954	$8,659,736	$940,904,690
Bank Loans	—	187,230,723	4,653,268	191,883,991
Asset-Backed Securities	—	78,528,576	—	78,528,576
Mortgage-Backed Securities	—	76,799,021	—	76,799,021
Special Purpose Acquisition Companies (SPACs)	31,100,930	10,561,232	—	41,662,162
Preferred Stocks	31,883,624	—	—	31,883,624
Convertible Bonds	—	20,478,185	5,178,200	25,656,385
Real Estate Investment Trusts - Preferred	4,639,247	—	—	4,639,247
Municipal Bonds	—	4,505,722	—	4,505,722
Common Stocks	—	63,077	996,799	1,059,876
Rights	31,500	—	—	31,500
Warrants	—	249	—	249
Commercial Paper	—	107,271,946	—	107,271,946
Money Market Funds	96,766,028	—	—	96,766,028
U.S. Treasury Bills	—	5,259,414	—	5,259,414
Total Investments	$164,421,329	$1,422,943,099	$19,488,003	$1,606,852,431
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$553,607	$—	$553,607
Total Other Financial Instruments	$—	$553,607	$—	$553,607

53

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(400,601)	$—	$(400,601)
Total Other Financial Instruments	$—	$(400,601)	$—	$(400,601)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
CrossingBridge Responsible Credit Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$30,805,538	$99,178	$30,904,716
Bank Loans	—	8,629,658	783,445	9,413,103
Convertible Bonds	—	1,538,420	172,975	1,711,395
Asset-Backed Securities	—	1,097,378	—	1,097,378
Special Purpose Acquisition Companies (SPACs)	979,450	—	—	979,450
Preferred Stocks	648,533	—	138,696	787,229
Common Stocks	—	5,981	192,000	197,981
Real Estate Investment Trusts	167,398	—	—	167,398
Warrants	—	12,906	—	12,906
Money Market Funds	2,820,713	—	—	2,820,713
Commercial Paper	—	589,511	—	589,511
Total Investments	$4,616,094	$42,679,392	$1,386,294	$48,681,780
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$49,384	$—	$49,384
Total Other Financial Instruments	$—	$49,384	$—	$49,384
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(16,103)	$—	$(16,103)
Total Other Financial Instruments	$—	$(16,103)	$—	$(16,103)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.

54

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Ultra-Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$188,724,757	$—	$188,724,757
Mortgage-Backed Securities	—	32,462,726	—	32,462,726
Asset-Backed Securities	—	22,394,429	—	22,394,429
Bank Loans	—	14,386,289	—	14,386,289
Municipal Bonds	—	8,581,340	—	8,581,340
Preferred Stocks	8,196,500	—	—	8,196,500
Convertible Bonds	—	—	778,600	778,600
Warrants	—	37	—	37
Common Stocks	—	—	0(3)	0(3)
Commercial Paper	—	36,359,531	—	36,359,531
Money Market Funds	14,224,707	—	—	14,224,707
U.S. Treasury Bills	—	5,937,762	—	5,937,762
Total Investments	$22,421,207	$308,846,871	$778,600	$332,046,678
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$180,427	$—	$180,427
Total Other Financial Instruments	$—	$180,427	$—	$180,427
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(5,454)	$—	$(5,454)
Total Other Financial Instruments	$—	$(5,454)	$—	$(5,454)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Amount is less than $0.50
CrossingBridge Pre-Merger SPAC ETF

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Special Purpose Acquisition Companies (SPACs)	$8,842,208	$8,073,838	$756,041	$17,672,087
Rights	9,000	7,750	—	16,750
Warrants	5,467	—	—	5,467
Money Market Funds	755,950	—	—	755,950
Total Investments	$9,612,625	$8,081,588	$756,041	$18,450,254

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.

55

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
RiverPark Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$363,010,693	$2,884,556	$365,895,249
Bank Loans	—	163,387,275	5,956,183	169,343,458
Common Stocks	12,735,837	125,845	4,146,520	17,008,202
Preferred Stocks	9,821,089	—	1,662,427	11,483,516
Asset-Backed Securities	—	10,916,409	—	10,916,409
Mortgage-Backed Securities	—	9,524,922	—	9,524,922
Convertible Bonds	—	5,905,172	3,562,944	9,468,116
Real Estate Investment Trusts - Common	2,663,971	—	—	2,663,971
Real Estate Investment Trusts - Preferred	2,617,569	—	—	2,617,569
Special Purpose Acquisition Companies (SPACs)	1,407,180	2,020	—	1,409,200
Foreign Government Debt Obligations	—	1,223,565	—	1,223,565
Warrants	—	174,752	0(4)	174,752
Purchased Options	—	8,250	—	8,250
Money Market Funds	30,081,442	—	—	30,081,442
Total Investments	$59,327,088	$554,278,903	$18,212,630	$631,818,621
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$189,615	$—	$189,615
Total Other Financial Instruments	$—	$189,615	$—	$189,615
Liabilities(1):
Corporate Bonds	$—	$(13,711,606)	$—	$(13,711,606)
Exchange Traded Funds	(1,785,855)	—	—	(1,785,855)
Total Short Securities	$(1,785,855)	$(13,711,606)	$—	$(15,497,461)
Other Financial Instruments:
Written Options Contracts(3)	$—	$(92,008)	$—	$(92,008)
Forward Currency Contracts(2)	—	(173,133)	—	(173,133)
Total Other Financial Instruments	$—	$(265,141)	$—	$(265,141)

(1)	Refer to the Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)	Written option contracts are included in the Schedule of Written Options and are reflected at the market value of the instrument.
(4)	Amount is less than $0.50.

56

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Nordic High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Investments:
Corporate Bonds	$—	$51,662,867	$—	$51,662,867
Bank Loans	—	—	1,776,358	1,776,358
Foreign Government Debt Obligations	—	1,604,755	—	1,604,755
Convertible Bonds	—	709,625	—	709,625
Money Market Funds	7,468,644	—	—	7,468,644
U.S. Treasury Bills	—	2,029,248	—	2,029,248
Total Investments	$7,468,644	$56,006,495	$1,776,358	$65,251,497
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$187,526	$—	$187,526
Total Other Financial Instruments	$—	$187,526	$—	$187,526
Liabilities:
Other Financial Instruments:
Forward Currency Contracts(2)	$—	$(44,344)	$—	$(44,344)
Total Other Financial Instruments	$—	$(44,344)	$—	$(44,344)

(1)	Refer to the Schedule of Investments for further disaggregation of investment categories.
(2)	Forward currency exchange contracts are included in the Schedule of Forward Currency Contracts and are reflected at the net unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:
CrossingBridge Low Duration High Income Fund

	Corporate Bonds	Bank Loans	Special Purpose Acquisition Companies	Convertible Bonds	Common Stocks	Warrants
Beginning Balance - October 1, 2024	$5,858,973	$9,021,214	$0	$6,158,250	$1,200,744	$ 0
Purchases	2,143,953	4,653,268	—	—	—	—
Sales	—	(9,021,214)	—	(1,153,000)	—	(0)
Realized gains	—	—	—	—	—	—
Realized losses	(3,853,037)	—	(76)	—	—	—
Accretion of discount/ (amortization of premium)	209,151	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	(4,842,853)	—	76	172,950	(203,945)	—
Transfer in/(out) of Level 3	9,143,549	—	—	—	—	—
Ending Balance - September 30, 2025	$8,659,736	$4,653,268	$—	$5,178,200	$996,799	$—

57

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2025, includes the following:

Corporate Bonds	Bank Loans	Convertible Bonds	Common Stocks
$(7,917,350)	$—	$172,950	$(203,945)

CrossingBridge Responsible Credit Fund

	Corporate Bonds	Bank Loans	Convertible Bonds	Preferred Stocks	Common Stocks
Beginning Balance - October 1, 2024	$151,505	$845,816	$ —	$—	$198,000
Purchases	77,206	751,634	0	236,885	—
Sales	—	(845,816)	—	—	—
Realized gains	—	—	—	—	—
Realized losses	(757,525)	—	—	—	—
Corporate action	—	31,811	—	—	—
Accretion of discount/(amortization of premium)	(1,508)	—	31,138	—	—
Change in unrealized appreciation/(depreciation)	235,785	—	(31,138)	(98,189)	(6,000)
Transfer in/(out) of Level 3	393,715	—	172,975	—	—
Ending Balance - September 30, 2025	$99,178	$783,445	$172,975	$138,696	$192,000

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2025, includes the following:

Corporate Bonds	Bank Loans	Convertible Bonds	Preferred Stocks	Common Stocks
$(370,235)	$—	$(31,138)	$(98,189)	$(6,000)

CrossingBridge Ultra-Short Duration Fund

	Bank Loans	Convertible Bonds	Common Stocks	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2024	$2,706,612	$925,650	$—	$ 0
Purchases	—	—	—	—
Sales	(2,706,612)	(173,000)	—	—
Realized gains	—	—	—	—
Realized losses	—	—	—	(7)
Corporate action	—	—	115,779	—
Accretion of discount/(amortization of premium)	—	—	—	—
Change in unrealized appreciation/(depreciation)	—	25,950	(115,779)	7
Transfer in/(out) of Level 3	—	—	—	—
Ending Balance - September 30, 2025	$—	$778,600	$0	$—

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2025, includes the following:

Convertible Bonds	Common Stocks
$25,950	$(115,779)

58

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Pre-Merger SPAC ETF

Special Purpose Acquisition Companies
Beginning Balance - October 1, 2024	$0
Purchases	746,399
Sales	(2,848,928)
Realized gains	318,665
Realized losses	(4)
Accretion of discount/(amortization of premium)	—
Change in unrealized appreciation/(depreciation)	(239,029)
Transfer in/(out) of Level 3	2,778,938
Ending Balance - September 30, 2025	$756,041

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2025, includes the following:

Special Purpose Acquisition Companies
$(239,033)

RiverPark Strategic Income Fund

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stocks	Convertible Bonds	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2024	$2,243,370	$—	$4,516,285	$—	$3,538,550	$ 0	$ 0
Purchases	767,859	4,590,921	—	2,839,333	—	—	—
Sales	—	—	—	—	(661,000)	—	—
Realized gains	—	—	—	—	—	—	—
Realized losses	(2,862,894)	—	—	—	—	(50)	—
Corporate action	—	1,022,518	—	—	—	—	—
Accretion of discount/ (amortization of premium)	25,232	4,372	—	—	105,533	—	—
Change in unrealized appreciation/(depreciation)	(1,555,030)	338,372	(369,765)	(1,176,906)	(6,383)	50	—
Transfer in/(out) of Level 3	4,266,019	—	—	—	586,244	—	—
Ending Balance - September 30, 2025	$2,884,556	$5,956,183	$4,146,520	$1,662,427	$3,562,944	$—	$—

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2025, includes the following:

Corporate Bonds	Bank Loans	Common Stocks	Preferred Stocks	Convertible Bonds
$(3,941,862)	$338,372	$(369,765)	$(1,176,906)	$(6,383)

59

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Nordic High Income Bond Fund

Bank Loans
Beginning Balance - October 1, 2024	$—
Purchases	1,547,817
Sales	—
Realized gains	—
Realized losses	—
Accretion of discount/(amortization of premium)	2,915
Change in unrealized appreciation/(depreciation)	225,626
Transfer in/(out) of Level 3	—
Ending Balance - September 30, 2025	$1,776,358

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2025, includes the following:

Convertible Bonds
$225,626

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis
Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.
Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2025:
CrossingBridge Low Duration High Income Fund

Descriptions	Fair Value September 30, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Corporate Bonds	$8,659,736	Market Approach	Yield to maturity	20.00%	20.00%	Decrease
			Recoverable value	$0	$0	Increase
			Recoverable value	0%-30.10%	30.10%	Increase
Bank Loans	$4,653,268	Market Approach	Transaction price	$100	$100	Increase
Convertible Bonds	$5,178,200	Market Approach	Recoverable value	$0-85	$85	Increase
Common Stocks	$996,799	Market Approach	Enterprise Value	$1.18	$1.18	Increase
			Discount	15-100%	15.00%	Decrease

60

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Responsible Credit Fund

Descriptions	Fair Value September 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Corporate Bonds	$99,178	Market Approach	Recoverable value	$0	$0	Increase
			Recoverable value	0%-30.10%	30.10%	Increase
Bank Loans	$783,445	Market Approach	Enterprise value	$264	$264	Increase
			Transaction price	$100	$100	Increase
			Recoverable value	100%	100%	Increase
Convertible Bonds	$172,975	Market Approach	Recoverable value	$0	$0	Increase
			Broker quote	$93.50	$93.50	Increase
Preferred Stocks	$138,696	Market Approach	Enterprise value	$264	$264	Increase
			Recoverable value	0-55%	55%	Increase
Common Stocks	$192,000	Market Approach	Broker quote	$64,000	$64,000	Increase
			Enterprise value	$264	$264	Increase
			Recoverable value	0%	0%	Increase

CrossingBridge Ultra-Short Duration Fund

Descriptions	Fair Value September 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Convertible Bonds	$778,600	Market Approach	Recoverable value	$85	$85	Increase
Common Stocks	$0	Market Approach	Discount	100%	100%	Decrease

CrossingBridge Pre-Merger SPAC ETF

Descriptions	Fair Value September 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Special Purpose Acquisition Companies	$756,041	Market Approach	Estimated trust value	$12.07	$12.07	Increase

RiverPark Strategic Income Fund

Descriptions	Fair Value September 30, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Corporate Bonds	$2,884,556	Market Approach	Recoverable value	$0	$0	Increase
			Recoverable value	0%-30.10%	30.10%	Increase
			Yield to maturity	7.59%	7.59%	Decrease
Bank Loans	$5,956,183	Market Approach	Enterprise value	$264	$264	Increase
			Transaction price	EUR 100	EUR 100	Increase
			Transaction price	$100	$100	Increase
			Recoverable value	100%	100%	Increase
Common Stocks	$4,146,520	Market Approach	Broker quote	$64,000	$64,000	Increase
			Enterprise Value	$1.18-264	$1.18	Increase
			Discount	15-100%	15.00%	Decrease

61

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)

Descriptions	Fair Value September 30, 2025	Valuation Techniques	Unobservable Input	Range of Input	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
			Recoverable value	0%	0%	Increase
Preferred Stocks	$1,662,427	Market Approach	Enterprise value	$264	$264	Increase
			Recoverable value	0-55%	55%	Increase
Convertible Bonds	$3,562,944	Market Approach	Recoverable value	$0-85	$85	Increase
			Broker quote	$93.50	$93.50	Increase
Warrants	$0	Market Approach	Recoverable value	$0	$0	Increase

CrossingBridge Nordic High Income Bond Fund

Descriptions	Fair Value September 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Bank Loans	$1,776,358	Market Approach	Transaction price	EUR 100	EUR 100	Increase

(1)	Weighted average by the relative fair value of the investments in that asset class.
(2)	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.
(b)
Foreign Securities and Currency Transactions. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended September 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income

62

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
tax expense in the Statements of Operations. During the fiscal year ended September 30, 2025, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods of the lesser of three years or since the commencement of operations.
(d)
Distributions to Shareholders. In general, the Mutual Funds will distribute any net investment income monthly, and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.
(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at up to 0.25% of average daily net assets of the Retail Class shares of the RiverPark Strategic Income Fund. Shareholder servicing fees can be expensed up to 0.15% of average daily net assets of each Mutual Fund’s Institutional Class shares and for the Retail Class shares of the RiverPark Strategic Income Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the Mutual Funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i)
Loan Participation. When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a

63

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.
(j)
Derivatives. The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. Derivatives are generally used to reduce exposure to, or “hedge” against, market volatilities and other risks. The Funds may also use a derivative rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to such asset class. The use of derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. For the year ended September 30, 2025, the monthly average quantity and notional value of derivatives are described below:
CrossingBridge Low Duration High Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	4	$147,705,348
Warrants	3,011,837	10,919

CrossingBridge Responsible Credit Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	3	$8,932,123
Warrants	1,324	37,515

CrossingBridge Ultra-Short Duration Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	3	$12,554,682
Warrants	5,553	0

CrossingBridge Pre-Merger SPAC ETF

	Monthly Average Contracts	Monthly Average Notional Value
Warrants	440,804	$39,890

RiverPark Strategic Income Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	4	$79,313,498
Purchased Options	233	12,956
Written Options	1,647	222,904
Warrants	2,145,322	646,016

64

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Nordic High Income Bond Fund

	Monthly Average Contracts	Monthly Average Notional Value
Forward Currency Contracts	4	$30,657,499

Statements of Assets and Liabilities
Fair value of derivative instruments as of September 30, 2025 are described below:
CrossingBridge Low Duration High Income Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of forward currency contracts	$553,607
Warrants	Investments in unaffiliated securities, at value	249

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of forward currency contracts	$400,601

CrossingBridge Responsible Credit Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of forward currency contracts	$49,384
Warrants	Investments in unaffiliated securities, at value	12,906

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of forward currency contracts	$16,103

CrossingBridge Ultra-Short Duration Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of forward currency contracts	$180,427
Warrants	Investments in unaffiliated securities, at value	37

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of forward currency contracts	$5,454

65

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Pre-Merger SPAC ETF

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Warrants	Investments, at value	$5,467

RiverPark Strategic Income Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of forward currency contracts	$189,615
Options Contracts	Purchased options, at value	8,250
Warrants	Investments, at value	174,752

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of forward currency contracts	$173,133
Options Contracts	Written options, at value	92,008

CrossingBridge Nordic High Income Bond Fund

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized appreciation of forward currency contracts	$187,526

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Forward Currency Contracts	Unrealized depreciation of forward currency contracts	$44,344

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2025 are described below:
CrossingBridge Low Duration High Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$(11,610,809)
Warrants*	(12,950)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$1,607,853
Warrants*	(2,454)

66

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Responsible Credit Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$(383,440)
Warrants*	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$124,695
Warrants*	(27,735)

CrossingBridge Ultra-Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$(1,137,117)
Warrants*	—

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$269,042
Warrants*	(138)

CrossingBridge Pre-Merger SPAC ETF

Amount of Realized Gain (Loss) on Derivatives
Warrants*	$2,053

Change in Unrealized Appreciation (Depreciation) on Derivatives
Warrants*	$(6,881)

RiverPark Strategic Income Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$(5,803,189)
Purchased Options Contracts*	15,980
Warrants*	(123)
Written Options Contracts	(170,064)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$717,940
Purchased Options Contracts*	2,697
Warrants*	(359,333)
Written Options Contracts	54,768

67

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Nordic High Income Bond Fund

Amount of Realized Gain (Loss) on Derivatives
Forward Currency Contracts	$(3,949,788)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Forward Currency Contracts	$143,182

*	Warrants and purchased options are included in the realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments in unaffiliated securities, as applicable.
(k)
Indemnifications. Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(3)	FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended September 30, 2025, and September 30, 2024, were as follows:
CrossingBridge Low Duration High Income Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$79,845,416	$57,352,230
Long Term Capital Gains	—	—
Total Distributions Paid	$79,845,416	$57,352,230

CrossingBridge Responsible Credit Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$3,657,853	$2,712,068
Long Term Capital Gains	—	—
Total Distributions Paid	$3,657,853	$2,712,068

CrossingBridge Ultra-Short Duration Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$12,228,136	$6,681,815
Long Term Capital Gains	—	—
Total Distributions Paid	$12,228,136	$6,681,815

68

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
CrossingBridge Pre-Merger SPAC ETF

	Year Ended September 30,
	2025	2024
Ordinary Income	$2,782,005	$3,538,800
Long Term Capital Gains	723,237	18,331
Total Distributions Paid	$3,505,242	$3,557,131

RiverPark Strategic Income Fund

	Year Ended September 30,
	2025	2024
Ordinary Income	$41,382,523	$32,445,159
Long Term Capital Gains	—	—
Total Distributions Paid	$41,382,523	$32,445,159

CrossingBridge Nordic High Income Bond Fund

Year Ended September 30, 2025
Ordinary Income	$2,673,029
Long Term Capital Gains	—
Total Distributions Paid	$2,673,029

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2025.
As of September 30, 2025, the components of distributable earnings and cost of investments on a tax basis were as follows:

	CrossingBridge Low Duration High Income Fund	CrossingBridge Responsible Credit Fund	CrossingBridge Ultra-Short Duration Fund	CrossingBridge Pre-Merger SPAC ETF	RiverPark Strategic Income Fund	CrossingBridge Nordic High Income Bond Fund
Cost basis of investments for federal income tax purposes	$1,604,506,287	$48,950,085	$331,106,272	$18,377,644	$613,853,775	$62,120,206
Gross tax unrealized appreciation	33,531,454	2,017,513	2,856,102	470,568	23,265,779	3,509,286
Gross tax unrealized depreciation	(31,185,310)	(2,285,818)	(1,915,696)	(397,957)	(20,890,402)	(377,995)
Total net tax unrealized appreciation (depreciation) on investments	2,346,144	(268,305)	940,406	72,611	2,375,377	3,131,291
Undistributed ordinary income	3,972,865	144,955	30,922	2,289,217	5,432,784	1,035,142
Undistributed long-term capital gain	—	—	—	224,634	—	—
Total distributable earnings	3,972,865	144,955	30,922	2,513,851	5,432,784	1,035,142
Other accumulated earnings (losses)	(27,314,793)	(2,295,890)	(743,600)	—	(87,017,408)	(3,572,719)
Total accumulated earnings (losses)	$(20,995,784)	$(2,419,240)	$227,728	$2,586,462	$(79,209,247)	$593,714

Investments for federal income tax purposes in the above table include derivatives. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments, partnerships and forward currency contracts mark to market, significant modifications of debt, and tax treatment of passive foreign investment companies.

69

CROSSINGBRIDGE FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
At September 30, 2025, the Funds had the following capital loss carryovers which will be carried forward indefinitely to offset future realized capital gains:

	Short-Term	Long-Term
CrossingBridge Low Duration High Income Fund	$5,451,877	$20,900,970
CrossingBridge Responsible Credit Fund	524,639	1,726,650
CrossingBridge Ultra-Short Duration Fund	—	519,137
CrossingBridge Pre-Merger SPAC ETF	—	—
RiverPark Strategic Income Fund	7,958,806	78,702,009
CrossingBridge Nordic High Income Bond Fund	1,285,908	2,283,964

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the following reclassifications were made on the Statements of Asset and Liabilities due to permanent tax differences related to redemptions in kind and non-deductible excise tax:

	Paid-in Capital	Total Distributable Earnings
CrossingBridge Low Duration High Income Fund	$(1)	$1
CrossingBridge Responsible Credit Fund	$56,003	$(56,003)
CrossingBridge Ultra-Short Duration Fund	$ —	$—
CrossingBridge Pre-Merger SPAC ETF	$31,667	$(31,667)
RiverPark Strategic Income Fund	$79,348	$(79,348)
CrossingBridge Nordic High Income Bond Fund	$(403)	$403

(4)	INVESTMENT ADVISER
The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.
In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser (the “ETF Agreement”), the Adviser is responsible for managing the ETF in accordance with its investment objectives. For the services it provides the ETF, the ETF pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.
With respect to the CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Nordic High Income Bond Fund, and RiverPark Strategic Income Fund, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through January 31, 2027 to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of the respective average daily net assets of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund and CrossingBridge Responsible Credit Fund, 0.82% of the average daily net assets of the RiverPark Strategic Income Fund, or 0.85% of the average daily net assets of the CrossingBridge Nordic High Income Bond Fund.

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NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. The following table shows the remaining waiver or reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/2026	9/30/2027	9/30/2028
CrossingBridge Low Duration High Income Fund	$—	$—	$—
CrossingBridge Responsible Credit Fund	191,487	204,309	151,489
CrossingBridge Ultra-Short Duration Fund	125,503	99,966	5,902
RiverPark Strategic Income Fund	—	—	—
CrossingBridge Nordic High Income Bond Fund	—	—	169,479

Previously waived expenses or reimbursements were recouped by the Adviser in the CrossingBridge Ultra-Short Duration Fund of $38,566.
(5)	DISTRIBUTION AND SHAREHOLDER SERVICING PLANS
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund, which authorizes each Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets of each Fund’s Retail Class Shares for services to prospective Fund shareholders and distribution of Fund shares. The following table details the fees incurred by the CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund pursuant to the 12b-1 Plan during the fiscal year ended September 30, 2025, as well as the fees owed as of September 30, 2025.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$43,987	$4,911
RiverPark Strategic Income Fund	139,704	27,368

The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a shareholder servicing agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred by the Mutual Funds pursuant to the Shareholder Servicing Plan during the fiscal year ended September 30, 2025, as well as the fees owed as of September 30, 2025.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Income Fund	$1,308,569	$76,942
CrossingBridge Responsible Credit Fund .	39,721	18,227
CrossingBridge Ultra-Short Duration Fund	279,772	16,978
RiverPark Strategic Income Fund .	672,297	24,108
CrossingBridge Nordic High Income Bond Fund	43,039	4,681

(6)	RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under a Fund Servicing Agreement for the ETF and a Fund Administration Servicing Agreement for the Mutual Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment

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NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides Pricing Services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the fiscal year ended September 30, 2025, and owed as of September 30, 2025, are included in the Statements of Operations and Statements of Assets and Liabilities.
Under the terms of the ETF Agreement and the Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the ETF.
Certain officers of the Funds are also employees of Fund Services.
The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the fiscal year ended September 30, 2025, and owed as of September 30, 2025, are included in the Statements of Operations and Statements of Assets and Liabilities.
Under the terms of the ETF Agreement and the Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.
The Mutual Funds also have a line of credit with U.S. Bank (See Note 10).
(7)	CREATION AND REDEMPTION TRANSACTIONS
Shares of the CrossingBridge Pre-Merger SPAC ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The Fund generally offers and issues Shares in exchange for the deposit of cash totaling the NAV of the Creation Units. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the Shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the Shares will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant

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NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
to deliver the missing deposit securities as soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.
(8)	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the fiscal year ended September 30, 2025 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Income Fund	$1,719,632,652	$1,090,112,232
CrossingBridge Responsible Credit Fund	59,747,039	47,086,680
CrossingBridge Ultra-Short Duration Fund	285,922,806	194,747,497
CrossingBridge Pre-Merger SPAC ETF	78,604,669	128,485,417
RiverPark Strategic Income Fund	668,700,136	467,575,420
CrossingBridge Nordic High Income Bond Fund	76,979,133	27,069,657

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the fiscal year ended September 30, 2025, the CrossingBridge Pre-Merger SPAC ETF had $0 of creations in-kind and $1,796,491 of redemptions in-kind.
Long-term purchases or sales of U.S. government securities for the fiscal year ended September 30, 2025, are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Income Fund	$5,253,996	$5,277,850
CrossingBridge Responsible Credit Fund	197,891	198,789
CrossingBridge Ultra-Short Duration Fund	836,088	839,884
CrossingBridge Pre-Merger SPAC ETF	0	0
RiverPark Strategic Income Fund	2,666,576	20,534,292
CrossingBridge Nordic High Income Bond Fund	93,998	94,425

(9)	BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At September 30, 2025, Charles Schwab & Co., Inc., for the benefit of its customers, held 63.86% of the CrossingBridge Low Duration High Income Fund, 71.76% of the CrossingBridge Responsible Credit Fund, 29.05% of the CrossingBridge Ultra-Short Duration Fund, 64.20% of the CrossingBridge Pre-Merger SPAC ETF, and 53.94% of the RiverPark Strategic Income Fund, 62.34% of the CrossingBridge Nordic High Income Bond Fund. National Financial Services LLC, for the benefit of its customers, held 25.53% of the CrossingBridge Low Duration High Income Fund, 61.46% of the CrossingBridge Ultra-Short Duration Fund, 37.78% of the RiverPark Strategic Income Fund, and 26.06% of the CrossingBridge Nordic High Income Bond Fund at September 30, 2025.
(10)	LINE OF CREDIT
The CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund, and CrossingBridge Nordic High Income Bond Fund (“Borrowing Funds”) and U.S. Bank, N.A. have entered into an umbrella line of credit agreement which matures on August 1, 2026. The maximum amount of the umbrella line of credit agreement was up to $75,000,000 through April 17, 2025 and up to $200,000,000 thereafter. This unsecured line of credit agreement is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions from the Borrowing Funds. The maximum borrowing can not exceed 20% of the total market value of the Borrowing Fund or 33.33% of the net market value of a Borrowing Fund’s unencumbered assets. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which was 7.25% as of September 30, 2025. The CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund, and CrossingBridge

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NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
Nordic High Income Bond Fund did not draw on the line of credit during the fiscal year ended September 30, 2025. The following table provides information regarding usage of the line of credit for the CrossingBridge Responsible Credit Fund for the year ended September 30, 2025. The Funds did not have any outstanding balances on the lines of credit at September 30, 2025.

	Days Utilized	Average Amount of Borrowing	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
CrossingBridge Responsible Credit Fund	1	$420,000	$88	$420,000	4/9/2025

*	Interest expense is reported on the Statement of Operations.
(11)	TRANSACTIONS WITH AFFILIATES
The following is a summary of transactions during the year ended September 30, 2025, in which the issuer was an affiliate of the CrossingBridge Low Duration High Income Fund as defined in Section (2)(a)(3) of the 1940 Act.

Security Name	Share Balance 9/30/25	Fair Value at 10/1/2024	Purchases	Sales	Realized Gain (Loss)(1)	Change in Unrealized Depreciation	Fair Value at 9/30/25	Interest Income(1)
Mercer Park Opportunities Corp.	1,207,500	$ —	$12,076,542	$ —	$ —	$372,783	$12,449,325	$ 15

(1)	Dividend income and realized gain amounts are reported for the year in which the security was deemed an affiliate.
(12)	NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
(13)	SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On October 29, 2025, the CrossingBridge Low Duration High Income Fund, CrossingBridge Responsible Credit Fund, CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund, and CrossingBridge Nordic High Income Bond Fund declared and paid an income distribution of $9,277,805, $253,391, $1,498,749, $3,524,184 and $337,479 respectively, to their Institutional Class shareholders of record on October 28, 2025. The CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund also made a distribution to their Retail Class shareholders on these same dates for $9,833 and $359,938, respectively.
On November 25, 2025 the Board of Trustees approved a proposal to change the name of the CrossingBridge Pre- Merger SPAC ETF to the CrossingBridge Ultra-Short Duration ETF (the “Fund”). In connection with the name change, the Fund would incorporate into its principal investment strategies a revised investment policy of seeking to offer a higher yield than cash instruments while maintaining a low duration. The addition of this investment policy would result in a change in the investment strategy to invest primarily in fixed income securities consistent with capital preservation. These changes would not be effective until a new registration statement reflecting these changes is effective with the U.S. Securities and Exchange Commission.
(14)	RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed

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NOTES TO FINANCIAL STATEMENTS
September 30, 2025(Continued)
conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.

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CROSSINGBRIDGE FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of CrossingBridge Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, written options, securities sold short, and forward currency contracts, of CrossingBridge Funds comprising the funds listed below (the “Funds”), each a series of Trust for Professional Managers, as of September 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
CrossingBridge Low Duration High Income Fund and RiverPark Strategic Income Fund	For the year ended September 30, 2025	For the years ended September 30, 2025, and 2024	For the years ended September 30, 2025, 2024, 2023, 2022, and 2021
CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund	For the year ended September 30, 2025	For the years ended September 30, 2025, and 2024	For the years ended September 30, 2025, 2024, 2023, and 2022 and for the period from June 30, 2021 (commencement of operations) through September 30, 2021
CrossingBridge Pre-Merger SPAC ETF	For the year ended September 30, 2025	For the years ended September 30, 2025, and 2024	For the years ended September 30, 2025, 2024, 2023, and 2022 and for the period from September 20, 2021 (commencement of operations) through September 30, 2021
CrossingBridge Nordic High Income Bond Fund	For the year ended September 30, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians, agent banks, and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Funds advised by CrossingBridge Advisors, LLC since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 26, 2025

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ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the ETF, expenses, including Trustee compensation, are paid by the Adviser pursuant to the ETF Agreement. Additional information is available in each Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Responsible Credit Fund, RiverPark Strategic Income Fund and CrossingBridge Pre-Merger SPAC ETF (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and CrossingBridge Advisors, LLC (“CrossingBridge”), the Fund’s investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2026.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of David K. Sherman, Lead Portfolio Manager for each of the Funds, T. Kirk Whitney, Assistant Portfolio Manager for each of the Funds other than the RiverPark Strategic Income Fund, Spencer Rolfe, Portfolio Manager for the RiverPark Strategic Income Fund, and Michael De Kler, Portfolio Manager for the CrossingBridge Pre-Merger SPAC ETF, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a

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ADDITIONAL INFORMATION (Unaudited)(Continued)
Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each applicable Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Institutional Class shares of each of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Responsible Credit Fund, RiverPark Strategic Income Fund, and the performance of the CrossingBridge Pre-Merger SPAC ETF (net asset value returns) for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2025, as applicable. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to each Fund’s primary benchmark index (the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index for the CrossingBridge Low Duration High Income Fund, the ICE BofA 0-1 Year U.S. Corporate Index for the CrossingBridge Ultra-Short Duration Fund, the ICE BofA U.S. High Yield Index for the CrossingBridge Responsible Credit Fund, the ICE BofA U.S. High Yield Index for the RiverPark Strategic Income Fund, and the ICE BofA 0-3 Year U.S. Treasury Index for the CrossingBridge Pre-Merger SPAC ETF) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end multisector bond, short-term bond, nontraditional bond, intermediate core-plus bond and ultra-short bond funds for the CrossingBridge Low Duration High Income Fund, a peer group of U.S. open-end ultrashort bond funds for the CrossingBridge Ultra-Short Duration Fund, a peer group of U.S. open-end multi-sector bond, short-term bond, nontraditional bond, intermediate core-plus bond and ultra-short bond funds for the CrossingBridge Responsible Credit Fund, a peer group of U.S. high yield bond and short-term bond funds for the RiverPark Strategic Income Fund, and a peer group of U.S. financial, health and event-driven exchange-traded funds for the CrossingBridge Pre-Merger SPAC ETF) (each, a “Barrington Cohort”). The Trustees noted that the Adviser sub-advises a mutual fund and manages its segment of the mutual fund’s portfolio with investment strategies substantially similar to that of the CrossingBridge Low Duration High Income Fund and the RiverPark Strategic Income Fund, as applicable. The Trustees also noted that the Adviser did not manage any other accounts with the same or similar investment strategies as any of the Funds.
The Trustees noted the CrossingBridge Low Duration High Income Fund’s performance for Institutional Class shares for the three-year and five-year periods ended March 31, 2025 was above the Barrington Cohort average. The Trustees noted the CrossingBridge Low Duration High Income Fund’s performance for Institutional Class shares for the one-year period ended March 31, 2025 was below the Barrington Cohort average. The Trustees noted that for the quarter, one-year, three-year, five-year and since-inception periods ended March 31, 2025, the Institutional Class shares of the CrossingBridge Low Duration High Income Fund had underperformed the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index.
The Trustees noted the CrossingBridge Ultra Short Duration Fund’s performance for Institutional Class shares for the one-year period ended March 31, 2025 was below the Barrington Cohort average. The Trustees noted the CrossingBridge Ultra Short Duration Fund’s performance for Institutional Class shares for the three-year period ended March 31, 2025 was above the Barrington Cohort average. The Trustees noted that for the quarter and one-year periods ended March 31, 2025, the Institutional Class shares of the CrossingBridge Ultra Short Duration Fund had underperformed the ICE BofA 0-1 Year U.S. Corporate Index. The Trustees noted that for the three-year and since-inception periods ended March 31, 2025, the Institutional Class shares of the CrossingBridge Ultra Short Duration Fund had outperformed the ICE BofA 0-1 Year U.S. Corporate Index.
The Trustees noted the CrossingBridge Responsible Credit Fund’s performance for Institutional Class shares for the one-year period ended March 31, 2025 was below the Barrington Cohort average. The Trustees noted the

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CROSSINGBRIDGE FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
CrossingBridge Responsible Credit Fund’s performance for Institutional Class shares for the three-year period ended March 31, 2025 was above the Barrington Cohort average. The Trustees noted that for the one-year period ended March 31, 2025, the Institutional Class shares of the CrossingBridge Responsible Credit Fund had underperformed the ICE BofA U.S. High Yield Index. The Trustees noted that for the quarter, three-year and since inception periods ended March 31, 2025, the Institutional Class shares of the CrossingBridge Responsible Credit Fund had outperformed the ICE BofA U.S. High Yield Index.
The Trustees noted the RiverPark Strategic Income Fund’s performance for Institutional Class shares for the one-year, three-year, five-year and ten-year periods ended March 31, 2025 was above the Barrington Cohort average. The Trustees noted that for the one-year, ten-year and since inception periods ended March 31, 2025, the Institutional Class shares of the RiverPark Strategic Income Fund had underperformed the ICE BofA U.S. High Yield Index. The Trustees noted that for the quarter, three-year, and five-year periods ended March 31, 2025, the Institutional Class shares of the RiverPark Strategic Income Fund had outperformed the ICE BofA U.S. High Yield Index.
The Trustees noted the CrossingBridge Pre-Merger SPAC ETF’s performance for the one-year and three-year period ended March 31, 2025 was above the Barrington Cohort average. The Trustees noted that for the quarter, three-year and since inception periods ended March 31, 2025, the CrossingBridge Pre-Merger SPAC ETF had outperformed the ICE BofA 0-3 Year U.S. Treasury Index. The Trustees noted that for the one-year period ended March 31, 2025, the CrossingBridge Pre-Merger SPAC ETF had underperformed the ICE BofA 0-3 Year U.S. Treasury Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees took into consideration that the management fee for the CrossingBridge Pre-Merger SPAC ETF was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain excluded expenses. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to the Barrington Cohort, as well as any fee waivers and expense reimbursements of the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information, noting that the Adviser had provided substantial subsidies for the CrossingBridge Responsible Credit Fund’s operations since inception and has not yet fully recouped those subsidies. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under each applicable Advisory Agreement and the expense subsidization undertaken by the Adviser with respect to the applicable Fund, as well as each Funds’ brokerage practices and use of soft dollars by the Adviser. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 18, 2025 meeting and the August 27, 2025 meeting at which each applicable Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the CrossingBridge Low Duration High Income Fund’s contractual management fee of 0.65% was above the Barrington Cohort average of 0.53%. The Trustees noted that the CrossingBridge Low Duration High Income Fund was operating at its expense cap of 0.80% (excluding shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the CrossingBridge Low Duration High Income Fund’s total expense ratio of 0.86% (including expense recoupments of 0.01% and shareholder servicing plan fees of 0.05%) for Institutional Class shares was above the Barrington Cohort average of 0.64%. The Trustees also compared the fees paid by the CrossingBridge Low Duration High Income Fund to the sub-advisory fees paid to the Adviser by the sub-advised mutual fund with a substantially similar investment strategy.
The Trustees noted that the CrossingBridge Ultra-Short Duration Fund’s contractual management fee of 0.65% was above the Barrington Cohort average of 0.30%. The Trustees noted that the CrossingBridge Ultra-Short Duration

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CROSSINGBRIDGE FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Fund was operating with a gross expense ratio above its expense cap of 0.80% (excluding shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the CrossingBridge Ultra-Short Duration Fund’s total expense ratio of 0.90% (net of fee waivers and expense reimbursements and including shareholder servicing plan fees of 0.10%) for Institutional Class shares was above the Barrington Cohort average of 0.38%.
The Trustees noted that the CrossingBridge Responsible Credit Fund’s contractual management fee of 0.65% was above the Barrington Cohort average of 0.46%. The Trustees noted that the CrossingBridge Responsible Credit Fund was operating with a gross expense ratio above its expense cap of 0.80% (excluding shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the CrossingBridge Responsible Credit Fund’s total expense ratio of 0.90% (net of fee waivers and expense reimbursements and including shareholder servicing plan fees of 0.10%) for Institutional Class shares was above the Barrington Cohort average of 0.65%.
The Trustees noted that the RiverPark Strategic Income Fund’s contractual management fee of 0.65% was above the Barrington Cohort average of 0.53%. The Trustees noted that the RiverPark Strategic Income Fund was operating below its expense cap of 0.82% (excluding shareholder servicing plan fees) for Institutional Class shares. The Trustees observed that the RiverPark Strategic Income Fund’s total expense ratio of 1.05% (including shareholder servicing plan fees of 0.10% and interest expense and dividends on short positions of 0.15%) for Institutional Class shares was above the Barrington Cohort average of 0.68%. The Trustees also compared the fees paid by the RiverPark Strategic Income Fund to the sub-advisory fees paid to the Adviser by the sub-advised mutual fund with a substantially similar investment strategy.
The Trustees noted that the CrossingBridge Pre-Merger SPAC ETF’s contractual unitary management fee of 0.80% was below the Barrington Cohort average of 0.92%. The Trustees observed that the CrossingBridge Pre-Merger SPAC ETF’s total expense ratio of 0.87% (including tax expense of 0.07%) was below the Barrington Cohort average of 1.15%.
The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring each of the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, RiverPark Strategic Income Fund, and CrossingBridge Pre-Merger SPAC ETF were not excessive, and while the CrossingBridge Responsible Credit Fund was not yet profitable to the Adviser, the Adviser maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and actual or potential recoupments by the Adviser with respect to the Funds. The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

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CROSSINGBRIDGE FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of each applicable Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of each applicable Advisory Agreement for an additional one-year term ending August 31, 2026 as being in the best interests of each Fund and its shareholders.

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CROSSINGBRIDGE FUNDS
TAX INFORMATION (Unaudited)
For the fiscal year or period ended September 30, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

CrossingBridge Low Duration High Income Fund	0.00%
CrossingBridge Responsible Credit Fund	0.00%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	6.83%
RiverPark Strategic Income Fund	0.00%
CrossingBridge Nordic High Income Bond Fund	0.00%

For the fiscal year or period ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

CrossingBridge Low Duration High Income Fund	0.94%
CrossingBridge Responsible Credit Fund	0.62%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	0.00%
RiverPark Strategic Income Fund	1.06%
CrossingBridge Nordic High Income Bond Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year or period ended September 30, 2025 were as follows:

CrossingBridge Low Duration High Income Fund	0.94%
CrossingBridge Responsible Credit Fund	0.62%
CrossingBridge Ultra-Short Duration Fund	0.00%
CrossingBridge Pre-Merger SPAC ETF	0.00%
RiverPark Strategic Income Fund	1.04%
CrossingBridge Nordic High Income Bond Fund	0.00%

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CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC 427 Bedford Road, Suite 220 Pleasantville, New York 10570
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Milwaukee, Wisconsin 53212
Distributors	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed December 10, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	12/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	12/1/2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	12/1/2025

* Print the name and title of each signing officer under his or her signature.